CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
127,368	ALPHABET, INC., CLASS A	$5,656,252	19,696,188
74,248	ALPHABET, INC., CLASS C	3,681,818	11,599,765
354,989	AT&T, INC.	7,032,690	10,039,089
1,329	CHARTER COMMUNICATIONS, INC., CLASS A(b)	429,689	489,776
53,900	COMCAST CORP., CLASS A	520,380	1,988,910
8,300	ELECTRONIC ARTS, INC.	116,945	1,199,516
5,000	INTERPUBLIC GROUP OF (THE) COS., INC.	131,780	135,800
59,367	LIBERTY GLOBAL LTD., CLASS A(b)(c)	687,208	683,314
2,200	LIVE NATION ENTERTAINMENT, INC.(b)	158,424	287,276
3,738	MATCH GROUP, INC.	112,415	116,626
55,651	META PLATFORMS, INC., CLASS A	7,440,092	32,075,010
6,406	NETFLIX, INC.(b)	1,726,498	5,973,787
6,875	NEWS CORP., CLASS A	124,712	187,138
2,595	OMNICOM GROUP, INC.	81,950	215,151
8,100	PARAMOUNT GLOBAL, CLASS B	93,844	96,876
9,804	SPOTIFY TECHNOLOGY S.A.(b)(c)	4,143,182	5,392,494
36	SUNRISE COMMUNICATIONS A.G., CLASS A ADR(b)(c)(d)	814	1,738
2,400	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	278,732	497,400
900	TKO GROUP HOLDINGS, INC.	132,552	137,529
8,207	T-MOBILE U.S., INC.	953,204	2,188,889
108,612	VERIZON COMMUNICATIONS, INC.	4,129,560	4,926,640
32,318	WALT DISNEY (THE) CO.	1,256,508	3,189,787
41,902	WARNER BROS. DISCOVERY, INC.(b)	311,507	449,609
		39,200,756	101,568,308	9.38%
Consumer Discretionary:
181,022	AMAZON.COM, INC.(b)	17,899,421	34,441,246
3,600	APTIV PLC(b)(c)	227,976	214,200
7,973	ARAMARK	229,724	275,228
10,830	AUTONATION, INC.(b)	1,247,171	1,753,594
451	AUTOZONE, INC.(b)	703,172	1,719,564
200	BATH & BODY WORKS, INC.	5,944	6,064
11,442	BEST BUY CO., INC.	523,190	842,246
1,289	BOOKING HOLDINGS, INC.	2,757,890	5,938,307
4,400	BORGWARNER, INC.	45,563	126,060
2,900	CAESARS ENTERTAINMENT, INC.(b)	79,248	72,500
2,328	CARMAX, INC.(b)	69,832	181,398
17,000	CARNIVAL CORP.(b)	191,876	332,010
20,000	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	1,004,200
4,400	D.R. HORTON, INC.	453,042	559,372
2,200	DARDEN RESTAURANTS, INC.	211,169	457,072
600	DOMINO'S PIZZA, INC.	257,882	275,670
6,600	DOORDASH, INC., CLASS A(b)	1,239,381	1,206,282
5,900	EBAY, INC.	115,326	399,607
15,982	EXPEDIA GROUP, INC.	1,738,694	2,686,574
22,079	FORD MOTOR CO.	72,088	221,452
38,790	GAP (THE), INC.	672,475	799,462
2,400	GARMIN LTD.(c)	67,347	521,112
102,570	GENERAL MOTORS CO.	3,527,321	4,823,867
3,450	GENUINE PARTS CO.	102,425	411,033
6,038	GRAND CANYON EDUCATION, INC.(b)	1,057,405	1,044,695
17,083	H&R BLOCK, INC.	697,974	938,027
1,726	HASBRO, INC.	91,890	106,132
3,000	HILTON WORLDWIDE HOLDINGS, INC.	437,249	682,650
23,626	HOME DEPOT (THE), INC.	5,037,142	8,658,693
7,935	LAS VEGAS SANDS CORP.	239,060	306,529
7,250	LENNAR CORP., CLASS A	739,414	832,155
10,474	LKQ CORP.	277,829	445,564
8,246	LOWE'S COS., INC.	1,537,267	1,923,214
2,000	LULULEMON ATHLETICA, INC.(b)(c)	553,975	566,120
70,986	MACY'S, INC.	769,670	891,584
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	86,220	723,652
6,102	MCDONALD'S CORP.	461,198	1,906,082
6	MGM RESORTS INTERNATIONAL(b)	186	178
700	MOHAWK INDUSTRIES, INC.(b)	38,138	79,926
1,175	MURPHY U.S.A., INC.	464,528	552,027
6,367	NIKE, INC., CLASS B	51,807	404,177
0
(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
5,900	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	$112,194	111,864
272	NVR, INC.(b)	845,094	1,970,474
600	O'REILLY AUTOMOTIVE, INC.(b)	673,337	859,548
5,853	PENSKE AUTOMOTIVE GROUP, INC.	765,614	842,715
40	PHINIA, INC.	880	1,697
898	POOL CORP.	196,535	285,878
17,150	PULTEGROUP, INC.	834,021	1,763,020
600	RALPH LAUREN CORP.	135,162	132,444
4,443	ROSS STORES, INC.	455,544	567,771
3,708	ROYAL CARIBBEAN CRUISES LTD.	148,859	761,771
18,526	STARBUCKS CORP.	256,462	1,817,215
5,800	TAPESTRY, INC.	163,077	408,378
33,915	TESLA, INC.(b)	6,774,106	8,789,411
19,260	TJX (THE) COS., INC.	1,289,817	2,345,868
31,659	TOLL BROTHERS, INC.	1,844,510	3,342,874
5,200	TRACTOR SUPPLY CO.	231,504	286,520
200	ULTA BEAUTY, INC.(b)	68,268	73,308
6,925	VF CORP.	83,617	107,476
28,250	WILLIAMS-SONOMA, INC.	1,900,454	4,466,325
1,554	WYNN RESORTS LTD.	31,066	129,759
3,800	YUM! BRANDS, INC.	458,981	597,968
		62,806,763	108,991,809	10.06%
Consumer Staples:
49,023	ALBERTSONS COS., INC., CLASS A	1,001,681	1,078,016
116,629	ALTRIA GROUP, INC.	5,384,587	7,000,073
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	494,503
2,400	BROWN-FORMAN CORP., CLASS B	82,097	81,456
10,068	CHURCH & DWIGHT CO., INC.	241,887	1,108,386
1,700	CLOROX (THE) CO.	210,031	250,325
64,691	COCA-COLA (THE) CO.	1,498,740	4,633,169
296	COCA-COLA CONSOLIDATED, INC.	381,266	399,600
11,480	COLGATE-PALMOLIVE CO.	780,184	1,075,676
6,500	CONAGRA BRANDS, INC.	144,047	173,355
2,600	CONSTELLATION BRANDS, INC., CLASS A	388,509	477,152
5,952	COSTCO WHOLESALE CORP.	2,907,772	5,629,283
5,400	DOLLAR GENERAL CORP.	387,809	474,822
1,924	DOLLAR TREE, INC.(b)	23,346	144,435
4,700	ESTEE LAUDER (THE) COS., INC., CLASS A	311,597	310,200
12,400	GENERAL MILLS, INC.	277,055	741,396
2,942	HERSHEY (THE) CO.	250,275	503,170
4,800	HORMEL FOODS CORP.	43,206	148,512
1,300	J.M. SMUCKER (THE) CO.	60,305	153,933
21,500	KENVUE, INC.	459,728	515,570
100	KEURIG DR. PEPPER, INC.	3,282	3,422
4,450	KIMBERLY-CLARK CORP.	417,244	632,879
3,705	KRAFT HEINZ (THE) CO.	26,475	112,743
83,989	KROGER (THE) CO.	2,579,558	5,685,215
6,233	LAMB WESTON HOLDINGS, INC.	332,291	332,219
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	115,234
41,768	MOLSON COORS BEVERAGE CO., CLASS B	2,054,014	2,542,418
13,669	MONDELEZ INTERNATIONAL, INC., CLASS A	534,527	927,442
11,372	MONSTER BEVERAGE CORP.(b)	517,685	665,489
14,513	PEPSICO, INC.	1,131,945	2,176,079
32,609	PHILIP MORRIS INTERNATIONAL, INC.	3,879,444	5,176,027
101,547	PILGRIM'S PRIDE CORP.(b)	4,372,982	5,535,327
29,960	PROCTER & GAMBLE (THE) CO.	1,377,889	5,105,783
7,100	SYSCO CORP.	110,707	532,784
4,367	TARGET CORP.	377,406	455,740
5,367	TYSON FOODS, INC., CLASS A	167,122	342,468
9,700	WALGREENS BOOTS ALLIANCE, INC.	108,694	108,349
98,754	WALMART, INC.	3,524,013	8,669,614
		36,559,631	64,512,264	5.96%
Energy:
5,100	APA CORP.	100,245	107,202
11,593	BAKER HUGHES CO.	235,985	509,512
29,580	CHEVRON CORP.	1,386,102	4,948,438
23,625	CONOCOPHILLIPS	582,587	2,481,098

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
21,900	COTERRA ENERGY, INC.	$536,245	632,910
12,126	DEVON ENERGY CORP.	372,517	453,513
14,080	DT MIDSTREAM, INC.	1,359,496	1,358,439
10,099	EOG RESOURCES, INC.	567,987	1,295,096
9,500	EQT CORP.	394,179	507,585
100	EXPAND ENERGY CORP.	10,083	11,132
78,416	EXXON MOBIL CORP.	5,190,523	9,326,015
11,800	HALLIBURTON CO.	291,642	299,366
5,762	HESS CORP.	540,664	920,364
49,812	KINDER MORGAN, INC.	676,557	1,421,136
14,386	MARATHON PETROLEUM CORP.	1,103,134	2,095,896
6,935	OCCIDENTAL PETROLEUM CORP.	82,433	342,312
6,700	ONEOK, INC.	273,061	664,774
6,738	PHILLIPS 66	474,352	832,008
9,633	SCHLUMBERGER N.V.	108,848	402,659
9,274	TARGA RESOURCES CORP.	1,450,242	1,859,159
362	TEXAS PACIFIC LAND CORP.	473,797	479,646
11,373	VALERO ENERGY CORP.	562,148	1,502,032
13,000	WILLIAMS (THE) COS., INC.	200,704	776,880
		16,973,531	33,227,172	3.07%
Financials:
4,579	AFLAC, INC.	225,517	509,139
29,169	ALLSTATE (THE) CORP.	3,971,983	6,040,025
9,233	AMERICAN EXPRESS CO.	1,064,030	2,484,139
31,871	AMERICAN INTERNATIONAL GROUP, INC.	1,566,127	2,770,865
2,645	AMERIPRISE FINANCIAL, INC.	822,998	1,280,471
2,648	AON PLC, CLASS A(c)	436,378	1,056,790
15,500	APOLLO GLOBAL MANAGEMENT, INC.	2,182,113	2,122,570
3,323	ARCH CAPITAL GROUP LTD.	114,072	319,606
2,400	ARTHUR J. GALLAGHER & CO.	526,833	828,576
27,563	ASSURANT, INC.	4,082,491	5,781,339
22,198	ASSURED GUARANTY LTD.	1,695,078	1,955,644
54,484	AXIS CAPITAL HOLDINGS LTD.	3,112,506	5,461,476
93,602	BANK OF AMERICA CORP.	689,814	3,906,011
76,201	BANK OF NEW YORK MELLON (THE) CORP.	5,083,909	6,390,978
10,793	BANK OZK	473,290	468,956
41,232	BERKSHIRE HATHAWAY, INC., CLASS B(b)	8,373,048	21,959,339
2,000	BLACKROCK, INC.	1,366,229	1,892,960
10,976	BLACKSTONE, INC.	1,218,218	1,534,225
1,700	BROWN & BROWN, INC.	88,516	211,480
8,906	CAPITAL ONE FINANCIAL CORP.	390,512	1,596,846
5,946	CBOE GLOBAL MARKETS, INC.	1,145,270	1,345,520
25,108	CHARLES SCHWAB (THE) CORP.	726,856	1,965,454
5,185	CHUBB LTD.(c)	608,428	1,565,818
200	CINCINNATI FINANCIAL CORP.	20,055	29,544
74,721	CITIGROUP, INC.	3,049,673	5,304,444
25,297	CME GROUP, INC.	5,394,553	6,711,041
60,618	CNA FINANCIAL CORP.	2,646,428	3,078,788
2,000	COMERICA, INC.	80,100	118,120
79,228	COREBRIDGE FINANCIAL, INC.	1,560,645	2,501,228
300	CORPAY, INC.(b)	52,039	104,616
400	DISCOVER FINANCIAL SERVICES	52,956	68,280
10,531	EQUITABLE HOLDINGS, INC.	542,838	548,560
1,341	EURONET WORLDWIDE, INC.(b)	123,787	143,286
400	EVEREST GROUP LTD.	101,540	145,332
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	678,761
7,803	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,503	582,728
10,565	FIFTH THIRD BANCORP	109,297	414,148
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	669,337
10,484	FISERV, INC.(b)	1,421,095	2,315,182
5,099	GLOBAL PAYMENTS, INC.	449,452	499,294
1,100	GLOBE LIFE, INC.	90,838	144,892
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	4,140,332
11,988	HANOVER INSURANCE GROUP (THE), INC.	1,769,954	2,085,313
5,619	HARTFORD INSURANCE GROUP (THE), INC.	468,941	695,239
43,846	HUNTINGTON BANCSHARES, INC.	221,602	658,128
7,140	INTERCONTINENTAL EXCHANGE, INC.	634,550	1,231,650

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
6,200	INVESCO LTD.	$87,258	94,054
28,800	JANUS HENDERSON GROUP PLC(c)	925,965	1,041,120
50,092	JPMORGAN CHASE & CO.	2,064,862	12,287,568
20,104	KEYCORP	178,289	321,463
5,800	KKR & CO., INC.	639,545	670,538
51,820	LINCOLN NATIONAL CORP.	1,398,583	1,860,856
400	MARKETAXESS HOLDINGS, INC.	82,784	86,540
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,800,209
14,567	MASTERCARD, INC., CLASS A	4,041,534	7,984,464
1,300	MERCURY GENERAL CORP.	38,019	72,670
5,731	METLIFE, INC.	201,149	460,142
84,222	MGIC INVESTMENT CORP.	1,181,306	2,087,021
2,100	MOODY'S CORP.	584,216	977,949
1,100	MSCI, INC.	510,480	622,050
5,100	NASDAQ, INC.	42,534	386,886
14,476	PAYPAL HOLDINGS, INC.(b)	730,777	944,559
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,250,428
10,575	POPULAR, INC.	728,404	976,813
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	151,866
7,688	PROGRESSIVE (THE) CORP.	858,806	2,175,781
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	658,912
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	145,855
6,699	REGIONS FINANCIAL CORP.	27,215	145,569
9,764	REINSURANCE GROUP OF AMERICA, INC.	1,439,746	1,922,532
8,762	RENAISSANCERE HOLDINGS LTD.	1,929,599	2,102,880
4,500	S&P GLOBAL, INC.	1,430,398	2,286,450
10,774	STATE STREET CORP.	967,708	964,596
88,373	SYNCHRONY FINANCIAL	2,349,519	4,678,467
3,549	T. ROWE PRICE GROUP, INC.	106,978	326,047
3,020	TRAVELERS (THE) COS., INC.	193,928	798,669
41,430	TRUIST FINANCIAL CORP.	1,152,936	1,704,844
20,785	U.S. BANCORP	423,741	877,543
66,706	UNUM GROUP	2,757,004	5,433,871
62,526	VIRTU FINANCIAL, INC., CLASS A	1,973,562	2,383,491
27,637	VISA, INC., CLASS A	5,298,811	9,685,663
17,672	W.R. BERKLEY CORP.	230,535	1,257,540
61,286	WELLS FARGO & CO.	1,450,619	4,399,722
201,268	WESTERN UNION (THE) CO.	2,121,406	2,129,415
1,300	WILLIS TOWERS WATSON PLC(c)	274,247	439,335
22,703	ZIONS BANCORP N.A.	1,037,409	1,131,972
		101,006,782	186,042,820	17.17%
Health Care:
19,334	ABBOTT LABORATORIES	1,101,888	2,564,655
31,941	ABBVIE, INC.	2,672,123	6,692,278
13,100	AGILENT TECHNOLOGIES, INC.	1,347,536	1,532,438
9,740	AMGEN, INC.	1,843,494	3,034,497
38	AVANOS MEDICAL, INC.(b)	563	545
1,709	BECTON, DICKINSON AND CO.	76,277	391,464
2,200	BIO-TECHNE CORP.	132,533	128,986
27,032	BOSTON SCIENTIFIC CORP.(b)	150,897	2,726,988
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,541,827
10,488	CARDINAL HEALTH, INC.	828,985	1,444,932
21,477	CENCORA, INC.	4,167,319	5,972,539
3,072	CENTENE CORP.(b)	97,205	186,501
700	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	119,420	105,364
11,437	CIGNA GROUP (THE)	2,428,299	3,762,773
2,800	COOPER (THE) COS., INC.(b)	219,407	236,180
17,225	CVS HEALTH CORP.	850,252	1,166,994
9,760	DANAHER CORP.	668,921	2,000,800
6,100	DEXCOM, INC.(b)	94,389	416,569
2,907	ELEVANCE HEALTH, INC.	924,747	1,264,429
11,600	ELI LILLY & CO.	1,703,984	9,580,556
64,606	EXELIXIS, INC.(b)	1,483,675	2,385,253
4,382	GE HEALTHCARE TECHNOLOGIES, INC.	212,654	353,671
17,117	GILEAD SCIENCES, INC.	144,409	1,917,960
12,842	GRAIL, INC.(b)	341,591	327,985
2,800	HCA HEALTHCARE, INC.	804,142	967,540

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
5,008	HOLOGIC, INC.(b)	$81,572	309,344
1,600	HUMANA, INC.	398,589	423,360
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,296,386
2,300	ILLUMINA, INC.(b)	95,466	182,482
44,616	INCYTE CORP.(b)	2,444,196	2,701,499
2,800	INSULET CORP.(b)	505,243	735,308
6,500	INTUITIVE SURGICAL, INC.(b)	1,733,943	3,219,255
100	IONIS PHARMACEUTICALS, INC.(b)	3,269	3,017
3,773	IQVIA HOLDINGS, INC.(b)	448,528	665,180
2,071	JAZZ PHARMACEUTICALS PLC(b)(c)	228,173	257,115
29,961	JOHNSON & JOHNSON	2,518,193	4,968,732
500	LABCORP HOLDINGS, INC.	10,087	116,370
5,665	MCKESSON CORP.	1,361,240	3,812,488
9,000	MEDTRONIC PLC(c)	729,410	808,740
39,478	MERCK & CO., INC.	1,057,231	3,543,545
400	METTLER-TOLEDO INTERNATIONAL, INC.(b)	426,640	472,364
6,700	MODERNA, INC.(b)	229,491	189,945
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,350,499
3,547	ORGANON & CO.	39,446	52,815
42,466	PFIZER, INC.	443,619	1,076,088
1,400	QUEST DIAGNOSTICS, INC.	174,774	236,880
1,378	REGENERON PHARMACEUTICALS, INC.	739,182	873,969
4,000	RESMED, INC.	81,990	895,400
1,200	REVVITY, INC.	125,255	126,960
15,139	SOLVENTUM CORP.(b)	844,740	1,151,170
1,200	STERIS PLC	204,899	271,980
3,100	STRYKER CORP.	861,371	1,153,975
3,822	THERMO FISHER SCIENTIFIC, INC.	1,362,457	1,901,827
8,927	UNITED THERAPEUTICS CORP.(b)	2,166,861	2,751,926
17,663	UNITEDHEALTH GROUP, INC.	5,450,125	9,250,996
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	533,260
3,900	VERTEX PHARMACEUTICALS, INC.(b)	829,258	1,890,798
66,885	VIATRIS, INC.	573,926	582,568
700	WATERS CORP.(b)	16,422	257,999
1,500	WEST PHARMACEUTICAL SERVICES, INC.	339,030	335,820
11,574	ZIMMER BIOMET HOLDINGS, INC.	997,483	1,309,945
6,047	ZOETIS, INC.	858,592	995,639
		54,056,844	101,409,368	9.36%
Industrials:
12,787	3M CO.	787,976	1,877,899
1,400	A.O. SMITH CORP.	72,742	91,504
17,725	ACUITY, INC.	2,881,518	4,667,879
100	ALLEGION PLC(c)	10,618	13,046
49,948	ALLISON TRANSMISSION HOLDINGS, INC.	2,135,146	4,778,525
500	AMERICAN AIRLINES GROUP, INC.(b)	5,405	5,275
5,175	AMETEK, INC.	73,221	890,825
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	2,097,769
1,300	AXON ENTERPRISE, INC.(b)	398,627	683,735
10,787	BOEING (THE) CO.(b)	1,407,524	1,839,723
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	536,564
19,694	BUILDERS FIRSTSOURCE, INC.(b)	1,488,419	2,460,568
2,100	C.H. ROBINSON WORLDWIDE, INC.	147,478	215,040
16,840	CARRIER GLOBAL CORP.	379,615	1,067,656
12,432	CATERPILLAR, INC.	964,374	4,100,074
17,200	CINTAS CORP.	667,194	3,535,116
19,972	CONCENTRIX CORP.	922,772	1,111,242
12,000	COPART, INC.(b)	323,113	679,080
33,472	CSX CORP.	726,715	985,081
6,331	CUMMINS, INC.	1,492,981	1,984,389
948	CURTISS-WRIGHT CORP.	262,835	300,772
2,200	DAYFORCE, INC.(b)	117,342	128,326
3,193	DEERE & CO.	101,416	1,498,635
8,340	DELTA AIR LINES, INC.	290,903	363,624
225	DOVER CORP.	26,143	39,528
11,904	EATON CORP. PLC	223,705	3,235,864
3,561	EMCOR GROUP, INC.	649,186	1,316,252
3,205	EMERSON ELECTRIC CO.	346,737	351,396

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,600	EQUIFAX, INC.	$320,185	389,696
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	348,725
300	FASTENAL CO.	15,808	23,265
2,856	FEDEX CORP.	262,842	696,236
7,076	FORTIVE CORP.	372,199	517,822
110,089	GATES INDUSTRIAL CORP. PLC(b)	1,234,770	2,026,738
9,650	GE VERNOVA, INC.	2,173,760	2,945,952
4,821	GENERAL DYNAMICS CORP.	980,195	1,314,108
49,756	GENERAL ELECTRIC CO.	4,282,725	9,958,663
26,719	GENPACT LTD.	1,206,414	1,346,103
12,694	HONEYWELL INTERNATIONAL, INC.	1,115,910	2,687,954
28,639	HOWMET AEROSPACE, INC.	766,245	3,715,337
5,712	HUBBELL, INC.	1,323,044	1,890,158
1,371	IDEX CORP.	119,804	248,110
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,196,400
4,000	INGERSOLL RAND, INC.	219,892	320,120
1,100	JB HUNT TRANSPORT SERVICES, INC.	170,918	162,745
1,459	JOHNSON CONTROLS INTERNATIONAL PLC	47,158	116,880
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	282,987
400	LENNOX INTERNATIONAL, INC.	227,860	224,332
5,145	LOCKHEED MARTIN CORP.	2,063,918	2,298,323
4,963	MASCO CORP.	206,868	345,127
2,477	NORFOLK SOUTHERN CORP.	379,182	586,677
3,271	NORTHROP GRUMMAN CORP.	397,418	1,674,785
7,800	OLD DOMINION FREIGHT LINE, INC.	666,126	1,290,510
5,320	OTIS WORLDWIDE CORP.	90,693	549,024
22,367	OWENS CORNING	2,031,477	3,194,455
21,910	PACCAR, INC.	1,476,244	2,133,377
4,628	PARKER-HANNIFIN CORP.	350,966	2,813,130
4,185	PAYCHEX, INC.	426,655	645,662
587	PAYCOM SOFTWARE, INC.	86,275	128,248
2,719	PENTAIR PLC(c)	57,667	237,858
137	QUANTA SERVICES, INC.	20,175	34,823
682	RB GLOBAL, INC.	35,812	68,405
3,217	REPUBLIC SERVICES, INC.	303,852	779,029
1,400	ROCKWELL AUTOMATION, INC.	373,784	361,732
10,131	ROLLINS, INC.	252,318	547,378
69,672	RTX CORP.	6,560,733	9,228,753
17,901	RYDER SYSTEM, INC.	1,534,307	2,574,343
8,800	SOUTHWEST AIRLINES CO.	233,962	295,504
2,157	STANLEY BLACK & DECKER, INC.	66,841	165,830
8,554	TEXTRON, INC.	551,135	618,027
11,005	TRANE TECHNOLOGIES PLC(c)	621,772	3,707,805
600	TRANSDIGM GROUP, INC.	272,722	829,974
30,166	UBER TECHNOLOGIES, INC.(b)	1,941,103	2,197,895
5,902	UNION PACIFIC CORP.	369,465	1,394,288
4,200	UNITED AIRLINES HOLDINGS, INC.(b)	166,805	290,010
7,040	UNITED PARCEL SERVICE, INC., CLASS B	570,177	774,330
4,560	UNITED RENTALS, INC.	773,617	2,857,752
2,121	VERALTO CORP.	14,727	206,691
494	VERISK ANALYTICS, INC.	83,738	147,024
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	189,597
600	W.W. GRAINGER, INC.	592,704	592,698
8,650	WASTE MANAGEMENT, INC.	135,675	2,002,561
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	217,620
3,200	XYLEM, INC.	174,704	382,272
		56,715,458	117,629,235	10.86%
Information Technology:
14,086	ACCENTURE PLC, CLASS A(c)	3,666,236	4,395,395
12,837	ADOBE, INC.(b)	2,830,501	4,923,375
25,364	ADVANCED MICRO DEVICES, INC.(b)	687,982	2,605,897
3,600	AKAMAI TECHNOLOGIES, INC.(b)	287,052	289,800
16,800	AMPHENOL CORP., CLASS A	704,055	1,101,912
4,749	ANALOG DEVICES, INC.	158,793	957,731
600	ANSYS, INC.(b)	153,402	189,936
303,992	APPLE, INC.	24,505,583	67,525,743
18,631	APPLIED MATERIALS, INC.	1,719,484	2,703,731

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
9,708	APPLOVIN CORP., CLASS A(b)	$127,930	2,572,329
41,228	ARISTA NETWORKS, INC.(b)	2,479,393	3,194,345
2,986	AUTODESK, INC.(b)	374,912	781,735
25,946	AVNET, INC.	1,082,080	1,247,743
96,230	BROADCOM, INC.	5,943,391	16,111,789
11,200	CADENCE DESIGN SYSTEMS, INC.(b)	848,307	2,848,496
7,000	CDW CORP.	292,424	1,121,820
81,635	CISCO SYSTEMS, INC.	2,063,243	5,037,696
6,894	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	276,484	527,391
15,800	CORNING, INC.	94,258	723,324
3,500	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	926,855	1,234,030
38,021	DROPBOX, INC., CLASS A(b)	796,223	1,015,541
46,317	DXC TECHNOLOGY CO.(b)	903,653	789,705
3,100	ENPHASE ENERGY, INC.(b)	185,598	192,355
1,054	EPAM SYSTEMS, INC.(b)	182,065	177,957
8,270	F5, INC.(b)	2,239,640	2,202,053
2,949	FAIR ISAAC CORP.(b)	1,596,171	5,438,428
27,615	FORTINET, INC.(b)	393,491	2,658,220
457	GARTNER, INC.(b)	137,372	191,821
22,781	GEN DIGITAL, INC.	207,695	604,608
2,973	GODADDY, INC., CLASS A(b)	408,031	535,556
99,894	HEWLETT PACKARD ENTERPRISE CO.	1,220,617	1,541,364
56,578	HP, INC.	1,363,328	1,566,645
59,565	INTEL CORP.	941,360	1,352,721
12,823	INTERNATIONAL BUSINESS MACHINES CORP.	1,437,482	3,188,567
3,780	INTUIT, INC.	582,760	2,320,882
24,838	JABIL, INC.	2,008,533	3,379,707
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	59,908
5,576	KLA CORP.	1,849,468	3,790,565
20,960	KYNDRYL HOLDINGS, INC.(b)	666,101	658,144
48,030	LAM RESEARCH CORP.	658,959	3,491,781
8,368	MICROCHIP TECHNOLOGY, INC.	38,920	405,095
34,899	MICRON TECHNOLOGY, INC.	993,443	3,032,374
152,202	MICROSOFT CORP.	19,973,688	57,135,109
394	MICROSTRATEGY, INC., CLASS A(b)	120,112	113,578
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	347,988
1,900	MOTOROLA SOLUTIONS, INC.	402,783	831,839
511,920	NVIDIA CORP.	6,090,845	55,481,890
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	726,980
7,310	ON SEMICONDUCTOR CORP.(b)	332,918	297,444
23,977	ORACLE CORP.	1,825,693	3,352,224
56,585	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	3,472,263	4,775,774
9,200	PALO ALTO NETWORKS, INC.(b)	1,260,033	1,569,888
2,400	PTC, INC.(b)	82,674	371,880
23,066	QUALCOMM, INC.	2,576,159	3,543,168
900	ROPER TECHNOLOGIES, INC.	194,231	530,622
16,090	SALESFORCE, INC.	1,707,800	4,317,912
2,081	SANDISK CORP.(b)	38,802	99,076
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	467,225
2,990	SERVICENOW, INC.(b)	800,370	2,380,459
2,100	SKYWORKS SOLUTIONS, INC.	142,501	135,723
10,300	SUPER MICRO COMPUTER, INC.(b)	322,459	352,672
5,300	SYNOPSYS, INC.(b)	438,338	2,272,905
7,524	TD SYNNEX CORP.	672,396	782,195
800	TE CONNECTIVITY PLC(c)	98,296	113,056
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	298,626
6,800	TERADYNE, INC.	273,574	561,680
27,783	TEXAS INSTRUMENTS, INC.	936,448	4,992,605
7,049	TRIMBLE, INC.(b)	94,849	462,767
2,896	TWILIO, INC., CLASS A(b)	287,823	283,547
500	TYLER TECHNOLOGIES, INC.(b)	190,425	290,695
3,104	UBIQUITI, INC.	959,704	962,675
876	VERISIGN, INC.(b)	140,628	222,390
5,145	WESTERN DIGITAL CORP.(b)	66,275	208,012
3,600	WORKDAY, INC., CLASS A(b)	918,595	840,708
700	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	127,153	197,792

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
56,206	ZOOM COMMUNICATIONS, INC.(b)	$3,597,739	4,146,317
		117,046,483	312,155,636	28.82%
Materials:
2,494	AIR PRODUCTS AND CHEMICALS, INC.	383,160	735,530
1,089	ALBEMARLE CORP.	24,421	78,430
32,570	AMCOR PLC(c)	224,047	315,929
4,165	AVERY DENNISON CORP.	371,149	741,245
3,910	BERRY GLOBAL GROUP, INC.	198,424	272,957
2,400	CF INDUSTRIES HOLDINGS, INC.	186,521	187,560
7,862	CORTEVA, INC.	164,943	494,756
7,302	DOW, INC.	148,623	254,986
7,362	DUPONT DE NEMOURS, INC.	218,512	549,794
3,100	EASTMAN CHEMICAL CO.	231,644	273,141
3,991	ECOLAB, INC.	236,070	1,011,798
26,100	FREEPORT-MCMORAN, INC.	548,227	988,146
3,421	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	222,567	265,504
7,131	INTERNATIONAL PAPER CO.	363,398	380,439
6,465	LINDE PLC	1,521,181	3,010,363
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	674,010
700	MARTIN MARIETTA MATERIALS, INC.	27,965	334,691
4,300	MOSAIC (THE) CO.	106,194	116,143
15,500	NEWMONT CORP.	473,727	748,340
3,200	NUCOR CORP.	418,773	385,088
1,200	PACKAGING CORP. OF AMERICA	154,159	237,624
6,672	PPG INDUSTRIES, INC.	290,370	729,583
1,400	SEALED AIR CORP.	24,528	40,460
5,400	STEEL DYNAMICS, INC.	576,937	675,432
1,744	UNITED STATES STEEL CORP.	55,031	73,701
2,100	VULCAN MATERIALS CO.	63,441	489,930
		7,663,507	14,065,580	1.30%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,064	194,271
6,250	AMERICAN TOWER CORP.	780,212	1,360,000
1,934	AVALONBAY COMMUNITIES, INC.	225,956	415,075
3,288	BXP, INC.	160,585	220,921
900	CAMDEN PROPERTY TRUST	21,980	110,070
4,000	CBRE GROUP, INC., CLASS A(b)	508,985	523,120
5,800	COSTAR GROUP, INC.(b)	445,822	459,534
15,300	CROWN CASTLE, INC.	1,084,823	1,594,719
4,357	DIGITAL REALTY TRUST, INC.	551,769	624,315
1,316	EQUINIX, INC.	434,420	1,073,001
5,416	EQUITY RESIDENTIAL	174,162	387,677
675	ESSEX PROPERTY TRUST, INC.	73,174	206,935
3,200	EXTRA SPACE STORAGE, INC.	340,075	475,168
1,000	FEDERAL REALTY INVESTMENT TRUST	55,911	97,820
70	GAMING AND LEISURE PROPERTIES, INC.	2,757	3,563
7,000	HEALTHPEAK PROPERTIES, INC.	62,377	141,540
10,022	HOST HOTELS & RESORTS, INC.	68,301	142,413
7,700	INVITATION HOMES, INC.	228,811	268,345
2,241	IRON MOUNTAIN, INC.	99,954	192,816
6,872	KIMCO REALTY CORP.	64,575	145,961
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	301,644
7,955	MILLROSE PROPERTIES, INC.(b)	155,294	210,887
12,218	PROLOGIS, INC.	363,049	1,365,850
1,735	PUBLIC STORAGE	227,274	519,268
4,002	REALTY INCOME CORP.	78,927	232,156
3,900	REGENCY CENTERS CORP.	85,344	287,664
2,100	SBA COMMUNICATIONS CORP.	214,169	462,021
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,317,679
33	SUN COMMUNITIES, INC.	3,118	4,245
4,100	UDR, INC.	63,318	185,197
100	VENTAS, INC.	3,992	6,876
13,565	VICI PROPERTIES, INC.	321,057	442,490
7,600	WELLTOWER, INC.	583,519	1,164,396
4,916	WEYERHAEUSER CO.	62,194	143,940
		8,488,487	15,281,577	1.41%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities:
27,000	AES (THE) CORP.	$313,555	335,340
2,000	ALLIANT ENERGY CORP.	24,835	128,700
1,600	AMEREN CORP.	40,872	160,640
3,000	AMERICAN ELECTRIC POWER CO., INC.	134,395	327,810
2,700	AMERICAN WATER WORKS CO., INC.	320,977	398,304
400	ATMOS ENERGY CORP.	43,880	61,832
6,000	CENTERPOINT ENERGY, INC.	71,768	217,380
10,200	CMS ENERGY CORP.	115,866	766,122
4,975	CONSOLIDATED EDISON, INC.	318,863	550,185
3,500	CONSTELLATION ENERGY CORP.	137,851	705,705
15,373	DOMINION ENERGY, INC.	546,490	861,964
8,900	DTE ENERGY CO.	709,034	1,230,603
7,151	DUKE ENERGY CORP.	220,926	872,208
5,325	EDISON INTERNATIONAL	190,578	313,749
5,728	ENTERGY CORP.	233,541	489,687
22,374	EVERGY, INC.	1,024,899	1,542,687
4,961	EVERSOURCE ENERGY	125,492	308,128
10,500	EXELON CORP.	342,581	483,840
6,800	FIRSTENERGY CORP.	186,942	274,856
38,436	MDU RESOURCES GROUP, INC.	642,166	649,953
20,258	NATIONAL FUEL GAS CO.	1,597,269	1,604,231
30,654	NEXTERA ENERGY, INC.	1,028,039	2,173,062
7,100	NISOURCE, INC.	49,003	284,639
21,700	NRG ENERGY, INC.	1,897,450	2,071,482
29,900	PG&E CORP.	457,174	513,682
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,247,775
9,600	PPL CORP.	221,808	346,656
6,700	PUBLIC SERVICE ENTERPRISE GROUP, INC.	489,220	551,410
11,100	SEMPRA	494,416	792,096
11,800	SOUTHERN (THE) CO.	382,948	1,085,010
58,792	UGI CORP.	1,935,646	1,944,251
700	VISTRA CORP.	53,088	82,208
1,600	WEC ENERGY GROUP, INC.	91,440	174,368
		15,225,509	23,550,563	2.17%
	Sub-total Common Stocks:	515,743,751	1,078,434,332	99.56%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
11,845,051	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(f)	11,845,051	11,845,051
	Sub-total Short-Term Investments:	11,845,051	11,845,051	1.09%
	Grand total	$527,588,802	1,090,279,383	100.65%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.10% of net assets.

(d)	Security is an American Depositary Receipt of companies based outside of the United States representing less than 0.01% of net assets as of March 31, 2025.
(e)	Security has been deemed worthless and is a Level 3 investment.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
(f)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024 , the
value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$6,445,998 with net purchases of $5,399,053 during the three months ended March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,078,434,332	$—	$—	$1,078,434,332
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	11,845,051	—	—	11,845,051
Total	$1,090,279,383	$—	$—	$1,090,279,383

* Security has been deemed worthless and is a Level 3 investment.
For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
69,567	CARGURUS, INC.(b)	$2,452,540	2,026,487
1,887	CARS.COM, INC.(b)	22,685	21,266
13,214	CINEMARK HOLDINGS, INC.	348,616	328,896
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	128,057	147,144
6,200	ECHOSTAR CORP., CLASS A(b)	189,502	158,596
204,933	EVENTBRITE, INC., CLASS A(b)	979,406	432,409
47,583	EVERQUOTE, INC., CLASS A(b)	925,372	1,246,199
7,313	GOGO, INC.(b)	50,227	63,038
3,600	IAC, INC.(b)	160,403	165,384
8,988	IDT CORP., CLASS B	434,100	461,174
1,822	JOHN WILEY & SONS, INC., CLASS A	73,568	81,188
30,703	LIVEONE, INC.(b)	37,076	21,461
58,236	LUMEN TECHNOLOGIES, INC.(b)	206,419	228,285
818	MADISON SQUARE GARDEN SPORTS CORP.(b)	160,712	159,281
26,459	MEDIAALPHA, INC., CLASS A(b)	341,985	244,481
112,689	NEXXEN INTERNATIONAL LTD.(b)(c)(d)	901,946	940,953
59,911	PUBMATIC, INC., CLASS A(b)	893,704	547,587
1,889	QUINSTREET, INC.(b)	20,850	33,700
2,536	SHENANDOAH TELECOMMUNICATIONS CO.	29,664	31,878
58,825	SHUTTERSTOCK, INC.	2,051,363	1,095,910
7,901	SINCLAIR, INC.	134,241	125,863
24,913	TECHTARGET, INC.(b)	554,951	368,962
7,394	TEGNA, INC.	132,832	134,719
4,941	TELEPHONE AND DATA SYSTEMS, INC.	172,343	191,414
51,368	THRYV HOLDINGS, INC.(b)	704,773	658,024
5,500	TRIPADVISOR, INC.(b)	75,877	77,935
16,012	YELP, INC.(b)	529,284	592,924
28,881	ZIFF DAVIS, INC.(b)	1,174,551	1,085,348
2,803	ZIPRECRUITER, INC., CLASS A(b)	19,864	16,510
		13,906,911	11,687,016	2.87%
Consumer Discretionary:
26,197	1-800-FLOWERS.COM, INC., CLASS A(b)	743,066	154,562
3,056	ACADEMY SPORTS & OUTDOORS, INC.	131,566	139,384
1,300	ACUSHNET HOLDINGS CORP.	84,303	89,258
159,168	ADIENT PLC(b)	4,184,599	2,046,901
15,618	ADTALEM GLOBAL EDUCATION, INC.(b)	1,635,535	1,571,796
85,999	ADVANCE AUTO PARTS, INC.	4,565,438	3,372,021
8,500	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	38,723	34,595
151,452	AMERICAN EAGLE OUTFITTERS, INC.	2,454,166	1,759,872
3,208	AMERICAN PUBLIC EDUCATION, INC.(b)	61,386	71,603
71,152	ARHAUS, INC.(b)	645,837	619,022
775	ASBURY AUTOMOTIVE GROUP, INC.(b)	153,038	171,151
8,277	BATH & BODY WORKS, INC.	262,703	250,959
1,238	BOOT BARN HOLDINGS, INC.(b)	80,441	132,998
10,800	BORGWARNER, INC.	313,475	309,420
9,927	BRINKER INTERNATIONAL, INC.(b)	1,424,280	1,479,619
1,400	BUCKLE (THE), INC.	52,890	53,648
2,506	CARTER'S, INC.	120,135	102,495
470	CAVCO INDUSTRIES, INC.(b)	238,383	244,226
115,393	CENTURY CASINOS, INC.(b)	1,075,050	195,014
1,948	CENTURY COMMUNITIES, INC.	88,179	130,711
24,407	CHAMPION HOMES, INC.(b)	1,529,542	2,312,807
87,945	COURSERA, INC.(b)	647,671	585,714
57,684	DANA, INC.	594,853	768,928
11,275	DENNY'S CORP.(b)	181,459	41,379
1,616	DORMAN PRODUCTS, INC.(b)	187,031	194,793
92,530	DREAM FINDERS HOMES, INC., CLASS A(b)	1,936,305	2,087,477
994	ETHAN ALLEN INTERIORS, INC.	26,709	27,534
3,805	ETSY, INC.(b)	193,128	179,520
3,895	FOOT LOCKER, INC.(b)	66,141	54,920
3,200	FOX FACTORY HOLDING CORP.(b)	82,433	74,688
4,468	FRONTDOOR, INC.(b)	93,863	171,661
62,599	GEN RESTAURANT GROUP, INC.(b)	649,605	345,546
73,838	GENESCO, INC.(b)	2,360,564	1,567,581
5,800	GENTEX CORP.	152,621	135,140
586	G-III APPAREL GROUP LTD.(b)	9,956	16,027

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
64,278	GILDAN ACTIVEWEAR, INC.(c)	$1,528,994	2,842,373
2,340	GREEN BRICK PARTNERS, INC.(b)	138,667	136,445
641	GROUP 1 AUTOMOTIVE, INC.	201,094	244,830
3,300	GUESS?, INC.(c)	40,512	36,531
222,044	HANESBRANDS, INC.(b)	2,515,089	1,281,194
25,870	HASBRO, INC.	1,202,875	1,590,746
33,898	HAVERTY FURNITURE COS., INC.	908,632	668,469
29,560	HELEN OF TROY LTD.(b)	1,769,836	1,581,164
47,911	HOOKER FURNISHINGS CORP.	1,123,840	481,026
1,288	INSTALLED BUILDING PRODUCTS, INC.	186,900	220,840
642	KONTOOR BRANDS, INC.	22,261	41,171
46,800	LAKELAND INDUSTRIES, INC.	1,029,600	950,508
117,114	LATHAM GROUP, INC.(b)	797,933	753,043
562	LA-Z-BOY, INC.	12,982	21,969
11,700	LEGGETT & PLATT, INC.	98,886	92,547
48,481	LINCOLN EDUCATIONAL SERVICES CORP.(b)	846,064	769,393
11,233	LUCKY STRIKE ENTERTAINMENT CORP.	117,360	109,634
1,700	M/I HOMES, INC.(b)	198,341	194,106
119,454	MALIBU BOATS, INC., CLASS A(b)	5,247,405	3,664,849
2,175	MARINEMAX, INC.(b)	50,219	46,763
2,696	MERITAGE HOMES CORP.	96,515	191,092
4,700	MISTER CAR WASH, INC.(b)	38,616	37,083
14,449	MONARCH CASINO & RESORT, INC.	1,149,111	1,123,410
1,076	NATHAN'S FAMOUS, INC.	87,819	103,700
3,373	NATIONAL VISION HOLDINGS, INC.(b)	35,101	43,107
203,272	NEWELL BRANDS, INC.	1,826,826	1,260,286
5,300	ODP (THE) CORP.(b)	79,627	75,949
1,648	OXFORD INDUSTRIES, INC.	116,401	96,688
900	PAPA JOHN'S INTERNATIONAL, INC.	41,274	36,972
8,139	PATRICK INDUSTRIES, INC.	477,984	688,234
117,024	PELOTON INTERACTIVE, INC., CLASS A(b)	1,088,570	739,592
2,336	PERDOCEO EDUCATION CORP.	24,521	58,820
2,462	PHINIA, INC.	116,891	104,463
18,521	PVH CORP.	923,940	1,197,197
74,987	RUSH STREET INTERACTIVE, INC.(b)	792,139	803,861
2,813	SHAKE SHACK, INC., CLASS A(b)	208,786	248,022
24,791	SHOE CARNIVAL, INC.	638,688	545,154
5,556	SIX FLAGS ENTERTAINMENT CORP.	211,521	198,183
6,635	SLEEP NUMBER CORP.(b)	577,901	42,066
123	SONIC AUTOMOTIVE, INC., CLASS A	4,226	7,006
1,500	STANDARD MOTOR PRODUCTS, INC.	39,313	37,395
414	STEVEN MADDEN LTD.	11,707	11,029
1,600	STRATEGIC EDUCATION, INC.	102,398	134,336
11,957	STRIDE, INC.(b)	531,161	1,512,561
291	STURM RUGER & CO., INC.	10,365	11,433
23,517	SUPER GROUP SGHC LTD.	162,414	151,449
8,220	THREDUP, INC., CLASS A(b)	18,263	19,810
3,672	TRI POINTE HOMES, INC.(b)	58,281	117,210
2,066	UPBOUND GROUP, INC.	45,702	49,501
30,266	URBAN OUTFITTERS, INC.(b)	1,248,908	1,585,938
16,725	VF CORP.	371,595	259,572
5,010	VICTORIA'S SECRET & CO.(b)	145,826	93,086
54,584	WINNEBAGO INDUSTRIES, INC.	2,603,949	1,880,965
6,316	WOLVERINE WORLD WIDE, INC.	105,694	87,856
		59,094,597	50,773,597	12.48%
Consumer Staples:
5,325	ANDERSONS (THE), INC.	221,936	228,602
15,282	CAL-MAINE FOODS, INC.	1,153,603	1,389,134
2,442	CENTRAL GARDEN & PET CO., CLASS A(b)	77,593	79,927
22,350	CHEFS' WAREHOUSE (THE), INC.(b)	731,729	1,217,181
1,506	ENERGIZER HOLDINGS, INC.	47,165	45,060
113,630	FLOWERS FOODS, INC.	2,747,776	2,160,106
400	FRESH DEL MONTE PRODUCE, INC.	10,912	12,332
2,400	FRESHPET, INC.(b)	205,697	199,608
11,100	HAIN CELESTIAL GROUP (THE), INC.(b)	42,130	46,065
11,984	INGREDION, INC.	1,126,376	1,620,357
951	INTERPARFUMS, INC.	75,896	108,290

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
700	J&J SNACK FOODS CORP.	$91,908	92,204
500	JOHN B. SANFILIPPO & SON, INC.	35,120	35,430
156,579	MAMAMANCINI'S HOLDINGS, INC.(b)	520,136	1,019,329
2,327	MGP INGREDIENTS, INC.	73,323	68,367
1,800	NATIONAL BEVERAGE CORP.	71,312	74,772
1,300	PRICESMART, INC.	76,855	114,205
1,907	SIMPLY GOOD FOODS (THE) CO.(b)	63,972	65,773
1,000	SPARTANNASH CO.	18,620	20,260
30,722	SPECTRUM BRANDS HOLDINGS, INC.	2,187,264	2,198,159
721	TOOTSIE ROLL INDUSTRIES, INC.	19,677	22,697
4,336	UNITED NATURAL FOODS, INC.(b)	128,960	118,763
46,607	UNIVERSAL CORP.	2,492,585	2,612,322
40,103	USANA HEALTH SCIENCES, INC.(b)	3,141,755	1,081,578
29,457	VITA COCO (THE) CO., INC.(b)	819,001	902,857
30,537	VITAL FARMS, INC.(b)	954,854	930,463
720	WD-40 CO.	157,722	175,680
2,910	WK KELLOGG CO.	47,482	57,996
		17,341,359	16,697,517	4.11%
Energy:
1,109	ARCHROCK, INC.	26,010	29,100
98,860	ATLAS ENERGY SOLUTIONS, INC.	2,063,942	1,763,662
7,441	BERRY CORP.	32,841	23,886
1,600	BRISTOW GROUP, INC.(b)	53,343	50,528
362	CHEVRON CORP.	35,198	60,559
11,734	COMSTOCK RESOURCES, INC.(b)	223,920	238,670
1,049	CORE NATURAL RESOURCES, INC.	60,266	80,878
99,021	DMC GLOBAL, INC.(b)	3,326,938	833,757
1,692	DORIAN LPG LTD.	40,266	37,799
7,880	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	57,362	65,483
1,800	INNOVEX INTERNATIONAL, INC.(b)	27,986	32,328
2,000	INTERNATIONAL SEAWAYS, INC.	68,755	66,400
8,866	LIBERTY ENERGY, INC.	152,212	140,349
14,414	MAGNOLIA OIL & GAS CORP., CLASS A	340,010	364,098
9,587	NORTHERN OIL & GAS, INC.	293,654	289,815
120,278	NOV, INC.	1,502,707	1,830,631
161,750	NPK INTERNATIONAL, INC.(b)	1,141,193	939,767
2,230	OCEANEERING INTERNATIONAL, INC.(b)	33,644	48,636
35,413	PATTERSON-UTI ENERGY, INC.	289,161	291,095
8,900	PEABODY ENERGY CORP.	117,761	120,595
20,222	PROPETRO HOLDING CORP.(b)	147,624	148,632
774	REX AMERICAN RESOURCES CORP.(b)	16,958	29,079
7,500	RPC, INC.	39,717	41,250
3,180	SM ENERGY CO.	86,995	95,241
4,600	TIDEWATER, INC.(b)	221,121	194,442
14,370	WEATHERFORD INTERNATIONAL PLC	991,102	769,513
11,394	WORLD KINECT CORP.	283,850	323,134
		11,674,536	8,909,327	2.19%
Financials:
8,500	ACADIAN ASSET MANAGEMENT, INC.	148,663	219,810
3,292	AMERIS BANCORP	213,963	189,520
5,354	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	48,221	51,238
9,600	ARBOR REALTY TRUST, INC.	118,279	112,800
2,900	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	97,923	113,390
82,381	ASSOCIATED BANC-CORP	1,415,355	1,856,044
2,323	ASSURED GUARANTY LTD.	197,879	204,656
1,387	AXIS CAPITAL HOLDINGS LTD.	68,330	139,033
12,002	AXOS FINANCIAL, INC.(b)	561,142	774,369
12,902	BANC OF CALIFORNIA, INC.	153,060	183,079
2,200	BANCFIRST CORP.	219,431	241,714
1,000	BANCORP (THE), INC.(b)	47,596	52,840
3,900	BANK OF HAWAII CORP.	184,962	268,983
800	BANNER CORP.	52,624	51,016
8,000	BERKSHIRE HILLS BANCORP, INC.	167,165	208,720
18,800	BGC GROUP, INC., CLASS A	175,020	172,396
7,977	BLACKSTONE MORTGAGE TRUST, INC., CLASS A	147,697	159,540
49,151	BOWHEAD SPECIALTY HOLDINGS, INC.(b)	1,101,438	1,997,988
30,897	BREAD FINANCIAL HOLDINGS, INC.	1,171,224	1,547,322

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
4,600	BROOKLINE BANCORP, INC.	$51,456	50,140
80,880	BURFORD CAPITAL LTD.	1,168,427	1,068,425
10,464	CAPITOL FEDERAL FINANCIAL, INC.	48,712	58,598
1,620	CATHAY GENERAL BANCORP	75,116	69,709
600	CITY HOLDING CO.	53,184	70,482
48,838	CNO FINANCIAL GROUP, INC.	851,177	2,034,103
171,015	COLUMBIA BANKING SYSTEM, INC.	4,049,586	4,265,114
47,015	COMMERCE BANCSHARES, INC.	2,046,537	2,925,743
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	34,116
12,000	CVB FINANCIAL CORP.	199,210	221,520
3,432	DAVE, INC.(b)	298,417	283,689
32,398	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,586,861	1,416,117
6,800	EAGLE BANCORP, INC.	116,183	142,800
13,400	ELLINGTON FINANCIAL, INC.	152,552	177,684
4,900	ENCORE CAPITAL GROUP, INC.(b)	168,981	167,972
14,936	ESQUIRE FINANCIAL HOLDINGS, INC.	446,846	1,125,876
40,880	ESSENT GROUP LTD.	1,707,956	2,359,594
2,936	EVERTEC, INC.	90,899	107,957
90,830	EZCORP, INC., CLASS A(b)	666,382	1,337,018
1,884	FB FINANCIAL CORP.	95,543	87,342
9,812	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,285,697	1,839,848
75,785	FINWISE BANCORP(b)	1,165,762	1,326,995
2,096	FIRST BANCORP	87,400	84,133
7,878	FIRST BANCORP (NEW YORK EXCHANGE)	158,756	151,021
1,500	FIRST FINANCIAL BANCORP	38,923	37,470
8,600	FIRST HAWAIIAN, INC.	159,089	210,184
2,668	FIRST INTERNET BANCORP	90,510	71,449
25,391	FIRST WESTERN FINANCIAL, INC.(b)	434,872	498,933
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	28,028
95,144	GCM GROSVENOR, INC., CLASS A	833,724	1,258,755
25,668	GENWORTH FINANCIAL, INC.(b)	109,730	181,986
55,376	GLACIER BANCORP, INC.	1,963,835	2,448,727
7,647	GLOBE LIFE, INC.	428,372	1,007,263
1,080	GOOSEHEAD INSURANCE, INC., CLASS A	96,881	127,505
5,874	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	167,678	171,756
15,446	HCI GROUP, INC.	1,288,537	2,305,007
2,500	HILLTOP HOLDINGS, INC.	66,017	76,125
4,200	HOPE BANCORP, INC.	38,242	43,974
1,951	HORACE MANN EDUCATORS CORP.	69,639	83,366
909	HUNTINGTON BANCSHARES, INC.	9,494	13,644
3,906	JACKSON FINANCIAL, INC., CLASS A	323,204	327,245
52,362	JDC GROUP A.G.(b)(c)	1,195,017	1,148,636
2,700	KKR REAL ESTATE FINANCE TRUST, INC.	25,318	29,160
3,400	LAKELAND FINANCIAL CORP.	190,694	202,096
8,008	LINCOLN NATIONAL CORP.	208,285	287,567
1,634	MERCURY GENERAL CORP.	47,283	91,341
3,400	MOELIS & CO., CLASS A	177,502	198,424
64,289	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	483,668	625,952
1,821	MR COOPER GROUP, INC.(b)	72,816	217,792
709	NCR ATLEOS CORP.(b)	18,853	18,703
5,616	NEW YORK MORTGAGE TRUST, INC.	34,684	36,448
2,581	NICOLET BANKSHARES, INC.	244,104	281,226
22,062	NMI HOLDINGS, INC.(b)	744,705	795,335
7,700	NORTHWEST BANCSHARES, INC.	78,507	92,554
2,174	OFG BANCORP	73,766	87,003
128,226	OLD NATIONAL BANCORP	1,890,017	2,717,109
9,701	P10, INC., CLASS A	125,885	113,987
9,074	PACIFIC PREMIER BANCORP, INC.	198,326	193,458
706	PARK NATIONAL CORP.	115,468	106,888
100,646	PAYONEER GLOBAL, INC.(b)	701,834	735,722
57,682	PERELLA WEINBERG PARTNERS	719,375	1,061,349
4,231	PIPER SANDLER COS.	1,098,021	1,047,849
8,100	PRA GROUP, INC.(b)	150,806	167,022
7,628	PRIORITY TECHNOLOGY HOLDINGS, INC.(b)	66,543	51,985
2,100	PROG HOLDINGS, INC.	48,260	55,860
5,790	RADIAN GROUP, INC.	154,838	191,475
1,700	REDWOOD TRUST, INC.	10,130	10,319

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
4,179	REGIONAL MANAGEMENT CORP.	$132,682	125,830
400	RENAISSANCERE HOLDINGS LTD.	51,785	96,000
3,175	RENASANT CORP.	116,376	107,728
3,235	SEACOAST BANKING CORP. OF FLORIDA	68,991	83,237
2,800	SERVISFIRST BANCSHARES, INC.	137,628	231,280
11,160	SEZZLE, INC.(b)	533,122	389,372
10,210	SIMMONS FIRST NATIONAL CORP., CLASS A	192,849	209,611
2,847	SIRIUSPOINT LTD.(b)(c)	40,048	49,225
29,969	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	739,141	1,585,959
2,500	SOUTHSIDE BANCSHARES, INC.	69,393	72,400
2,391	SOUTHSTATE CORP.	150,567	221,933
4,395	STEPSTONE GROUP, INC., CLASS A	261,367	229,551
24,160	STEWART INFORMATION SERVICES CORP.	1,046,351	1,723,816
831	STONEX GROUP, INC.(b)	37,977	63,472
86,031	SUNRISE REALTY TRUST, INC.	951,554	952,363
30,910	SYNOVUS FINANCIAL CORP.	857,377	1,444,733
24,914	THIRD COAST BANCSHARES, INC.(b)	631,041	831,380
544	TRIUMPH FINANCIAL, INC.(b)	32,537	31,443
960	TRUPANION, INC.(b)	25,546	35,779
3,163	TWO HARBORS INVESTMENT CORP.	41,203	42,258
11,400	UNITED COMMUNITY BANKS, INC.	276,626	320,682
57,749	UNIVEST FINANCIAL CORP.	1,067,701	1,637,762
4,210	UPSTART HOLDINGS, INC.(b)	292,986	193,786
20,519	VICTORY CAPITAL HOLDINGS, INC., CLASS A	1,179,328	1,187,435
4,237	VIRTU FINANCIAL, INC., CLASS A	160,048	161,514
400	VIRTUS INVESTMENT PARTNERS, INC.	67,812	68,944
3,444	WAFD, INC.	103,136	98,430
2,378	WALKER & DUNLOP, INC.	193,314	202,986
46,009	WEBSTER FINANCIAL CORP.	1,994,582	2,371,764
1,007	WHITE MOUNTAINS INSURANCE GROUP LTD.	1,851,801	1,939,291
6,000	WISDOMTREE, INC.	28,964	53,520
100	WORLD ACCEPTANCE CORP.(b)	10,682	12,655
84,466	WSFS FINANCIAL CORP.	3,754,721	4,381,251
		55,004,200	70,564,521	17.35%
Health Care:
4,216	ACADIA PHARMACEUTICALS, INC.(b)	73,955	70,028
5,004	ADAPTHEALTH CORP.(b)	48,260	54,243
10,276	ADDUS HOMECARE CORP.(b)	880,675	1,016,194
12,296	ADMA BIOLOGICS, INC.(b)	201,182	243,953
39,938	ALECTOR, INC.(b)	183,871	49,124
52,920	ALIGNMENT HEALTHCARE, INC.(b)	865,521	985,370
59,992	ALKERMES PLC(b)(c)	1,832,192	1,980,936
22,479	AMICUS THERAPEUTICS, INC.(b)	148,413	183,429
4,454	AMN HEALTHCARE SERVICES, INC.(b)	111,031	108,945
207,980	AMNEAL PHARMACEUTICALS, INC.(b)	1,779,726	1,742,872
2,119	AMPHASTAR PHARMACEUTICALS, INC.(b)	61,126	61,430
700	ANI PHARMACEUTICALS, INC.(b)	22,511	46,865
2,209	ANIKA THERAPEUTICS, INC.(b)	53,879	33,201
406,649	AOTI, INC.(b)	679,090	446,782
2,200	ASTRANA HEALTH, INC.(b)	58,932	68,222
36,051	ATRICURE, INC.(b)	1,437,205	1,163,005
10,800	AVANOS MEDICAL, INC.(b)	160,115	154,764
14,572	AVEANNA HEALTHCARE HOLDINGS, INC.(b)	74,908	78,980
37,677	AXOGEN, INC.(b)	715,115	697,024
4,896	AZENTA, INC.(b)	222,807	169,597
266,386	BIOCRYST PHARMACEUTICALS, INC.(b)	2,056,243	1,997,895
2,649	BIOLIFE SOLUTIONS, INC.(b)	64,089	60,503
30,184	BIOTE CORP., CLASS A(b)	160,777	100,513
40,920	CAREDX, INC.(b)	963,517	726,330
42,511	CASTLE BIOSCIENCES, INC.(b)	1,070,794	851,070
6,693	CATALYST PHARMACEUTICALS, INC.(b)	110,658	162,305
2,672	CERTARA, INC.(b)	29,168	26,453
1,115	COLLEGIUM PHARMACEUTICAL, INC.(b)	34,040	33,283
39,200	COMMUNITY HEALTH SYSTEMS, INC.(b)	106,597	105,840
3,087	CONCENTRA GROUP HOLDINGS PARENT, INC.	40,445	66,988
38,334	CONMED CORP.	2,779,957	2,314,990
30,722	CORCEPT THERAPEUTICS, INC.(b)	1,652,258	3,509,067

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
848	CORVEL CORP.(b)	$42,881	94,951
25,673	CRYOPORT, INC.(b)	198,486	156,092
104,410	DENTSPLY SIRONA, INC.	2,987,801	1,559,885
8,268	DYNAVAX TECHNOLOGIES CORP.(b)	101,748	107,236
168	ENSIGN GROUP (THE), INC.	13,918	21,739
91,886	ENVISTA HOLDINGS CORP.(b)	1,731,001	1,585,952
37,022	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)(d)	1,345,464	1,510,683
54,304	EVOLUS, INC.(b)	483,102	653,277
3,808	FULGENT GENETICS, INC.(b)	63,882	64,355
2,999	GENEDX HOLDINGS CORP.(b)	233,005	265,606
300	GLAUKOS CORP.(b)	14,874	29,526
27,659	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	948,529	918,002
37,743	HARROW HEALTH, INC.(b)	627,186	1,003,964
19,735	HARVARD BIOSCIENCE, INC.(b)	48,389	11,170
16,358	HEALTHSTREAM, INC.	470,677	526,400
12,947	HIMS & HERS HEALTH, INC.(b)	554,677	382,584
1,683	ICU MEDICAL, INC.(b)	149,647	233,701
2,534	INFUSYSTEM HOLDINGS, INC.(b)	16,529	13,633
17,757	INHIBRX BIOSCIENCES, INC.(b)	278,094	248,420
34,473	INMODE LTD.(b)(c)	709,521	611,551
2,551	INNOVIVA, INC.(b)	46,446	46,250
1,716	INSMED, INC.(b)	75,904	130,914
19,010	INTEGER HOLDINGS CORP.(b)	1,595,061	2,243,370
3,400	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	74,516	74,766
55,977	IOVANCE BIOTHERAPEUTICS, INC.(b)	530,438	186,403
4,616	IRADIMED CORP.	232,599	242,248
112,134	IRONWOOD PHARMACEUTICALS, INC.(b)	458,101	164,837
87,992	JOURNEY MEDICAL CORP.(b)	440,433	519,153
109,309	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	2,206,097	2,427,753
1,400	KRYSTAL BIOTECH, INC.(b)	248,113	252,420
20,696	LEMAITRE VASCULAR, INC.	1,154,184	1,736,394
16,744	LIGAND PHARMACEUTICALS, INC.(b)	1,541,690	1,760,464
50,311	MACROGENICS, INC.(b)	170,602	63,895
215,206	MANNKIND CORP.(b)	1,331,661	1,082,486
3,380	MERIT MEDICAL SYSTEMS, INC.(b)	214,960	357,300
11,223	MIRUM PHARMACEUTICALS, INC.(b)	258,920	505,596
7,900	MYRIAD GENETICS, INC.(b)	80,358	70,073
126	NATIONAL HEALTHCARE CORP.	12,473	11,693
13,600	NEOGEN CORP.(b)	125,329	117,912
4,980	NEOGENOMICS, INC.(b)	43,345	47,260
5,286	OMNIAB, INC.(b)(e)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(e)	-	-
133,867	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	821,006	321,281
73,397	OPTIMIZERX CORP.(b)	1,092,365	635,618
5,909	OPTINOSE, INC.(b)	34,676	54,186
125,133	ORGANOGENESIS HOLDINGS, INC.(b)	374,942	540,575
16,900	ORGANON & CO.	201,640	251,641
30,653	ORTHOPEDIATRICS CORP.(b)	818,994	754,983
2,592	OWENS & MINOR, INC.(b)	22,152	23,406
12,415	PACIRA BIOSCIENCES, INC.(b)	443,539	308,513
4,764	PATTERSON COS., INC.	147,585	148,827
2,700	PEDIATRIX MEDICAL GROUP, INC.(b)	39,007	39,123
23,165	PENNANT GROUP (THE), INC.(b)	272,834	582,600
85,240	PERRIGO CO. PLC(c)	2,999,842	2,390,130
65,153	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,491,857	1,391,668
62,435	PHREESIA, INC.(b)	1,472,507	1,595,839
19,488	PLIANT THERAPEUTICS, INC.(b)	261,970	26,309
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	214,925
1,824	PRIVIA HEALTH GROUP, INC.(b)	43,480	40,949
17,509	PROGYNY, INC.(b)	366,012	391,151
2,900	PROTAGONIST THERAPEUTICS, INC.(b)	132,147	140,244
22,816	PTC THERAPEUTICS, INC.(b)	844,643	1,162,703
23,424	RIGEL PHARMACEUTICALS, INC.(b)	518,662	421,398
11,160	ROCKET PHARMACEUTICALS, INC.(b)	220,290	74,437
6,844	SCHOLAR ROCK HOLDING CORP.(b)	210,283	220,035
3,743	SCHRODINGER, INC.(b)	72,264	73,887
177,858	SCPHARMACEUTICALS, INC.(b)(d)	742,676	467,767

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
4,749	SELECT MEDICAL HOLDINGS CORP.	$61,145	79,308
12,324	SIGHT SCIENCES, INC.(b)	74,582	29,578
32,619	SUPERNUS PHARMACEUTICALS, INC.(b)	1,111,888	1,068,272
51,043	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	678,800	674,788
20,233	TANDEM DIABETES CARE, INC.(b)	434,962	387,664
2,500	TELEFLEX, INC.	348,092	345,475
4,885	TG THERAPEUTICS, INC.(b)	135,352	192,616
2,200	TRANSMEDICS GROUP, INC.(b)	152,670	148,016
11,306	TRAVERE THERAPEUTICS, INC.(b)	338,628	202,604
11,453	TRUBRIDGE, INC.(b)	423,815	315,187
332	U.S. PHYSICAL THERAPY, INC.	25,780	24,024
5,424	UFP TECHNOLOGIES, INC.(b)	1,089,570	1,094,075
32,592	UROGEN PHARMA LTD.(b)	556,794	360,467
9,388	UTAH MEDICAL PRODUCTS, INC.	1,068,533	526,103
331,117	VAREX IMAGING CORP.(b)	5,808,975	3,840,957
2,470	VERICEL CORP.(b)	59,322	110,211
32,257	VERONA PHARMA PLC ADR(b)(c)(f)	518,694	2,047,997
116,501	VIEMED HEALTHCARE, INC.(b)	689,237	848,127
46,167	VIRIDIAN THERAPEUTICS, INC.(b)	853,931	622,331
13,239	Y-MABS THERAPEUTICS, INC.(b)	295,381	58,649
		69,022,109	66,598,759	16.37%
Industrials:
881	AAR CORP.(b)	42,579	49,327
40,718	ABM INDUSTRIES, INC.	2,048,598	1,928,404
34,257	ADENTRA, INC.(c)	789,325	656,788
200	AEROVIRONMENT, INC.(b)	24,362	23,838
69,704	AIR LEASE CORP.	2,527,490	3,367,400
552	ALAMO GROUP, INC.	93,160	98,372
5,607	ALASKA AIR GROUP, INC.(b)	386,739	275,976
1,610	ALLEGIANT TRAVEL CO.	101,724	83,156
70,497	AMERICAN WOODMARK CORP.(b)	5,270,417	4,147,338
74,420	API GROUP CORP.(b)	2,200,016	2,661,259
2,600	APOGEE ENTERPRISES, INC.	120,436	120,458
2,866	ARCBEST CORP.	183,011	202,282
1,856	ARCOSA, INC.	114,429	143,135
11,784	ARMSTRONG WORLD INDUSTRIES, INC.	1,287,639	1,660,130
1,200	ASTEC INDUSTRIES, INC.	41,003	41,340
50,011	ASURE SOFTWARE, INC.(b)	421,373	477,605
18,776	ATMUS FILTRATION TECHNOLOGIES, INC.	655,535	689,642
248	AZZ, INC.	21,591	20,735
1,260	BOISE CASCADE CO.	77,454	123,593
2,600	BRADY CORP., CLASS A	111,195	183,664
102,700	BRIGHTVIEW HOLDINGS, INC.(b)	1,202,612	1,318,668
1,572	BWX TECHNOLOGIES, INC.	81,701	155,078
17,238	CIMPRESS PLC(b)(c)	1,328,161	779,675
43,892	CONCENTRIX CORP.	2,484,112	2,442,151
11,132	CONSTRUCTION PARTNERS, INC., CLASS A(b)	281,651	800,057
5,652	CORECIVIC, INC.(b)	102,633	114,679
7,879	CRA INTERNATIONAL, INC.	784,651	1,364,643
33,493	CSG SYSTEMS INTERNATIONAL, INC.	1,650,363	2,025,322
4,202	DELUXE CORP.	70,791	66,434
5,300	DNOW, INC.(b)	79,797	90,524
91,594	DOUGLAS DYNAMICS, INC.	2,192,015	2,127,729
9,204	DXP ENTERPRISES, INC.(b)	576,240	757,121
584	DYCOM INDUSTRIES, INC.(b)	59,386	88,966
49,586	ENERPAC TOOL GROUP CORP.	1,074,740	2,224,428
912	ENPRO, INC.	79,391	147,552
9,700	ENVIRI CORP.(b)	54,422	64,505
12,983	ESAB CORP.	516,228	1,512,519
1,074	ESCO TECHNOLOGIES, INC.	86,798	170,895
5,335	EVERUS CONSTRUCTION GROUP, INC.(b)	273,960	197,875
1,137	FEDERAL SIGNAL CORP.	45,011	83,626
37,095	FIVERR INTERNATIONAL LTD.(b)(c)	835,263	878,410
1,519	FLUOR CORP.(b)	54,933	54,411
600	FORWARD AIR CORP.(b)	12,981	12,054
37,883	FRANKLIN COVEY CO.(b)	1,684,102	1,046,328
2,000	FRANKLIN ELECTRIC CO., INC.	197,375	187,760

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
57,470	GATES INDUSTRIAL CORP. PLC(b)	$684,829	1,058,023
7,684	GEO GROUP (THE), INC.(b)	200,697	224,450
2,901	GIBRALTAR INDUSTRIES, INC.(b)	148,232	170,173
3,598	GMS, INC.(b)	200,727	263,266
25,240	GORMAN-RUPP (THE) CO.	766,014	885,924
25,929	GRAHAM CORP.(b)	290,246	747,274
13,217	GRANITE CONSTRUCTION, INC.	607,758	996,562
2,026	GREENBRIER (THE) COS., INC.	123,409	103,772
1,271	GRIFFON CORP.	80,030	90,876
7,300	HAYWARD HOLDINGS, INC.(b)	103,701	101,616
6,000	HEALTHCARE SERVICES GROUP, INC.(b)	64,838	60,480
3,111	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	133,825	133,244
17,065	HERTZ GLOBAL HOLDINGS, INC.(b)	47,531	67,236
6,346	HUB GROUP, INC., CLASS A	218,230	235,881
12,896	HYSTER-YALE, INC.	789,859	535,700
12,901	ICF INTERNATIONAL, INC.	1,269,131	1,096,198
1,500	INSTEEL INDUSTRIES, INC.	39,313	39,450
263,730	JANUS INTERNATIONAL GROUP, INC.(b)	3,201,929	1,898,856
2,613	JBT MAREL CORP.	282,906	319,309
211,470	JELD-WEN HOLDING, INC.(b)	2,187,516	1,262,476
264,845	JOHNSON SERVICE GROUP PLC(c)	424,278	457,055
600	KADANT, INC.	216,378	202,146
31,853	KARAT PACKAGING, INC.	640,737	846,653
1,900	KELLY SERVICES, INC., CLASS A	26,974	25,023
22,661	KFORCE, INC.	1,305,704	1,107,896
32,986	KORN FERRY	1,615,341	2,237,440
7,600	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	247,499	225,644
68,313	LEGALZOOM.COM, INC.(b)	590,979	588,175
35,540	LIMBACH HOLDINGS, INC.(b)	2,166,929	2,646,664
564	LINDSAY CORP.	72,235	71,357
77,539	LIQUIDITY SERVICES, INC.(b)	1,688,020	2,404,484
103,596	MASTERBRAND, INC.(b)	965,852	1,352,964
1,360	MATSON, INC.	88,996	174,311
741	MERCURY SYSTEMS, INC.(b)	30,270	31,930
1,100	MOOG, INC., CLASS A	102,494	190,685
225,874	MRC GLOBAL, INC.(b)	2,065,187	2,593,033
12,504	MSA SAFETY, INC.	2,223,182	1,834,212
1,092	MUELLER INDUSTRIES, INC.	78,416	83,145
1,400	MUELLER WATER PRODUCTS, INC., CLASS A	39,548	35,588
1,700	MYR GROUP, INC.(b)	167,056	192,253
9,300	NV5 GLOBAL, INC.(b)	172,533	179,211
7,186	OPENLANE, INC.(b)	116,008	138,546
22,078	PITNEY BOWES, INC.	203,749	199,806
708	POWELL INDUSTRIES, INC.	152,421	120,594
8,553	QUANEX BUILDING PRODUCTS CORP.	169,451	159,000
640	RADIANT LOGISTICS, INC.(b)	3,849	3,936
120,833	RESIDEO TECHNOLOGIES, INC.(b)	2,071,956	2,138,744
2,667	RESOLUTE HOLDINGS MANAGEMENT, INC.(b)(d)	101,613	83,584
15,398	ROBERT HALF INTERNATIONAL, INC.	837,142	839,961
28,342	RUSH ENTERPRISES, INC., CLASS A	655,652	1,513,746
2,422	RXO, INC.(b)	37,592	46,260
146,731	SHYFT GROUP (THE), INC.	1,714,286	1,187,054
232	SPX TECHNOLOGIES, INC.(b)	12,799	29,877
7,463	STANDEX INTERNATIONAL CORP.	1,133,953	1,204,454
333,783	STEELCASE, INC., CLASS A	4,163,167	3,658,262
3,406	STERLING INFRASTRUCTURE, INC.(b)	73,875	385,593
1,580	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	18,053	19,466
15,079	TAT TECHNOLOGIES LTD.(b)(c)	379,947	414,371
29,220	TECNOGLASS, INC.	1,331,029	2,090,691
506	TENNANT CO.	40,652	40,353
4,608	TEREX CORP.	139,196	174,090
11,370	TIMKEN (THE) CO.	850,566	817,162
8,322	TITAN INTERNATIONAL, INC.(b)	57,606	69,822
2,936	TRINITY INDUSTRIES, INC.	64,230	82,384
3,102	TRIUMPH GROUP, INC.(b)	78,718	78,605
112,956	TRUEBLUE, INC.(b)	1,635,350	599,796
106,073	UPWORK, INC.(b)	1,715,133	1,384,253

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
3,070	VICOR CORP.(b)	$104,614	143,615
9,814	VSE CORP.	782,219	1,177,582
14,420	WILLDAN GROUP, INC.(b)	577,719	587,182
9,100	WILLSCOT HOLDINGS CORP.	279,875	252,980
15,430	WOODWARD, INC.	1,428,608	2,815,821
1,874	WORTHINGTON ENTERPRISES, INC.	75,908	93,869
		79,703,658	85,987,946	21.14%
Information Technology:
13,899	8X8, INC.(b)	38,013	27,798
13,600	A10 NETWORKS, INC.	166,129	222,224
6,551	ACI WORLDWIDE, INC.(b)	347,675	358,405
18,036	ACM RESEARCH, INC., CLASS A(b)	480,724	420,960
1,522	ADEIA, INC.	15,856	20,121
3,151	ADVANCED ENERGY INDUSTRIES, INC.	296,831	300,322
34,295	AEHR TEST SYSTEMS(b)(d)	415,873	250,011
996	AGILYSYS, INC.(b)	55,615	72,250
24,036	ALARM.COM HOLDINGS, INC.(b)	1,318,167	1,337,603
4,400	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	123,007	109,384
20,117	AMBARELLA, INC.(b)	1,183,581	1,012,489
23,499	APPIAN CORP., CLASS A(b)	787,600	677,006
212,842	ARLO TECHNOLOGIES, INC.(b)	1,677,470	2,100,751
17,690	ARROW ELECTRONICS, INC.(b)	1,833,159	1,836,753
68,469	ASANA, INC., CLASS A(b)	1,252,098	997,593
70,759	AUDIOEYE, INC.(b)	1,083,275	785,425
114,260	AVEPOINT, INC.(b)	1,448,702	1,649,914
46,356	AVNET, INC.	1,775,641	2,229,260
4,148	BADGER METER, INC.	635,473	789,157
9,973	BEL FUSE, INC., CLASS B	801,937	746,579
3,984	BELDEN, INC.	405,091	399,396
181,990	BLACKLINE SAFETY CORP.(b)(c)	854,281	815,702
195,869	BLEND LABS, INC., CLASS A(b)	802,550	656,161
12,263	BOX, INC., CLASS A(b)	395,935	378,436
66,252	C3.AI, INC., CLASS A(b)	1,459,340	1,394,605
54,559	CALIX, INC.(b)	1,953,068	1,933,571
66,510	CEVA, INC.(b)	2,060,777	1,703,321
13,600	CLEANSPARK, INC.(b)	109,009	91,392
8,995	CLIMB GLOBAL SOLUTIONS, INC.	417,426	996,286
36,239	CODA OCTOPUS GROUP, INC.(b)	292,609	226,131
8,500	COHU, INC.(b)	153,048	125,035
13,844	COMMVAULT SYSTEMS, INC.(b)	2,103,151	2,184,029
32,007	COMPOSECURE, INC., CLASS A(d)	253,375	347,916
10,794	CONSENSUS CLOUD SOLUTIONS, INC.(b)	460,618	249,126
1,869	CORSAIR GAMING, INC.(b)	14,496	16,559
66,190	COUCHBASE, INC.(b)	1,118,698	1,042,492
21,218	CPI CARD GROUP, INC.(b)	445,578	618,929
9,772	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	686,513	392,444
34,636	CTS CORP.	1,682,977	1,439,126
21,868	DIGI INTERNATIONAL, INC.(b)	474,139	608,586
1,138	DIGITALOCEAN HOLDINGS, INC.(b)	39,139	37,998
1,966	EPLUS, INC.(b)	136,424	119,985
6,700	EXTREME NETWORKS, INC.(b)	97,591	88,641
600	FABRINET(b)(c)	110,076	118,506
6,483	FORMFACTOR, INC.(b)	223,126	183,404
63,086	GRID DYNAMICS HOLDINGS, INC.(b)	750,692	987,296
4,860	HARMONIC, INC.(b)	54,073	46,607
3,819	ICHOR HOLDINGS LTD.(b)	100,545	86,348
2,210	IMPINJ, INC.(b)	237,093	200,447
1,683	INSIGHT ENTERPRISES, INC.(b)	141,925	252,433
8,332	INTAPP, INC.(b)	469,423	486,422
5,747	INTERDIGITAL, INC.	1,224,827	1,188,192
1,984	ITRON, INC.(b)	163,295	207,844
45,810	ITURAN LOCATION AND CONTROL LTD.(c)	1,214,087	1,656,490
90,738	KALTURA, INC.(b)	187,390	170,587
12,600	KNOWLES CORP.(b)	199,526	191,520
2,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	80,929	69,258
2,563	LIVERAMP HOLDINGS, INC.(b)	47,389	66,997
22,759	MAXLINEAR, INC.(b)	404,778	247,163

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
19,610	MKS INSTRUMENTS, INC.	$1,733,330	1,571,741
4,800	NETSCOUT SYSTEMS, INC.(b)	96,844	100,848
155,912	OLO, INC., CLASS A(b)	817,217	941,708
87,339	ONESPAN, INC.	1,355,803	1,331,920
54,752	OOMA, INC.(b)	692,447	716,704
200	OSI SYSTEMS, INC.(b)	38,338	38,868
25,809	PAGERDUTY, INC.(b)	489,620	471,530
9,323	PAR TECHNOLOGY CORP.(b)	424,923	571,873
29,532	PDF SOLUTIONS, INC.(b)	822,325	564,356
3,800	PHOTRONICS, INC.(b)	67,240	78,888
9,376	PLEXUS CORP.(b)	1,366,236	1,201,347
40,065	PORCH GROUP, INC.(b)	206,023	292,074
11,468	PROGRESS SOFTWARE CORP.	511,854	590,717
20,723	PROS HOLDINGS, INC.(b)	383,595	394,359
2,144	QORVO, INC.(b)	159,015	155,247
4,932	QUALYS, INC.(b)	614,213	621,087
46,165	RADWARE LTD.(b)(c)	1,556,269	998,087
1,000	RAMBUS, INC.(b)	25,776	51,775
18,157	RAPID7, INC.(b)	737,775	481,342
42,863	RED VIOLET, INC.	823,201	1,611,220
98,348	REPOSITRAK, INC.	541,873	1,993,514
10,556	RIMINI STREET, INC.(b)	18,531	36,735
1,200	SANDISK CORP.(b)	67,607	57,132
3,600	SANMINA CORP.(b)	203,866	274,248
47,355	SCANSOURCE, INC.(b)	1,619,176	1,610,544
5,350	SEMTECH CORP.(b)	190,240	184,040
230	SITIME CORP.(b)	17,457	35,160
3,750	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	53,034	60,675
6,667	SOLARWINDS CORP.	77,100	122,873
87,614	SOUNDTHINKING, INC.(b)	1,540,967	1,485,057
4,242	SPRINKLR, INC., CLASS A(b)	36,550	35,421
643	SPS COMMERCE, INC.(b)	64,660	85,345
9,100	TERADATA CORP.(b)	212,535	204,568
117,159	UPLAND SOFTWARE, INC.(b)	485,624	335,075
46,658	VEECO INSTRUMENTS, INC.(b)	1,123,233	936,893
4,700	VIASAT, INC.(b)	40,237	48,974
11,200	VIAVI SOLUTIONS, INC.(b)	123,149	125,328
6,936	VISHAY INTERTECHNOLOGY, INC.	116,839	110,282
129,867	WEAVE COMMUNICATIONS, INC.(b)	1,107,582	1,440,225
15,100	WOLFSPEED, INC.(b)	84,481	46,206
9,413	WORKIVA, INC.(b)	958,876	714,541
		59,367,494	60,697,913	14.92%
Materials:
500	ADVANSIX, INC.	11,615	11,325
105,439	ASPEN AEROGELS, INC.(b)	797,257	673,755
3,398	ATI, INC.(b)	96,193	176,798
1,666	BALCHEM CORP.	281,211	276,556
407	CARPENTER TECHNOLOGY CORP.	62,693	73,740
6,500	CELANESE CORP.	371,837	369,005
4,299	CENTURY ALUMINUM CO.(b)	77,312	79,789
7,400	CHEMOURS (THE) CO.	109,266	100,122
3,000	COMPASS MINERALS INTERNATIONAL, INC.(b)	30,920	27,870
6,700	ELEMENT SOLUTIONS, INC.	175,445	151,487
6,200	FMC CORP.	267,938	261,578
32,807	H.B. FULLER CO.	1,893,649	1,841,129
101,629	HUNTSMAN CORP.	2,002,791	1,604,722
13,595	INGEVITY CORP.(b)	663,627	538,226
1,388	INNOSPEC, INC.	122,042	131,513
400	KAISER ALUMINUM CORP.	23,815	24,248
59,495	KOPPERS HOLDINGS, INC.	1,777,921	1,665,860
635	MATERION CORP.	50,387	51,816
6,700	MATIV HOLDINGS, INC.	41,177	41,741
1,700	MINERALS TECHNOLOGIES, INC.	86,510	108,069
7,800	O-I GLASS, INC.(b)	82,958	89,466
69,250	OLIN CORP.	1,974,122	1,678,620
150,903	ORION S.A.	2,053,126	1,951,176
600	QUAKER CHEMICAL CORP.	79,878	74,166

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
7,300	SEALED AIR CORP.	$226,560	210,970
6,249	SMITH-MIDLAND CORP.(b)	140,575	194,156
1,318	STEPAN CO.	81,134	72,543
7,900	SUNCOKE ENERGY, INC.	48,142	72,680
2,092	SYLVAMO CORP.	94,999	140,311
94,485	TRIMAS CORP.	2,646,161	2,213,784
1,864	WARRIOR MET COAL, INC.	54,108	88,950
		16,425,369	14,996,171	3.69%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	81,705
8,500	ALEXANDER & BALDWIN, INC.	140,127	146,455
1,100	AMERICAN ASSETS TRUST, INC.	22,169	22,154
16,100	BRANDYWINE REALTY TRUST	75,230	71,806
8,838	CARETRUST REIT, INC.	183,930	252,590
3,100	CENTERSPACE	166,180	200,725
101,158	COMPASS, INC., CLASS A(b)	842,933	883,109
5,880	CURBLINE PROPERTIES CORP.	135,535	142,237
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	237,104
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,133,844
9,200	DOUGLAS EMMETT, INC.	131,706	147,200
11,600	ELME COMMUNITIES	155,387	201,840
13,929	ESSENTIAL PROPERTIES REALTY TRUST, INC.	304,030	454,643
10,300	FOUR CORNERS PROPERTY TRUST, INC.	234,381	295,610
6,500	GLOBAL NET LEASE, INC.	50,518	52,260
4,600	HIGHWOODS PROPERTIES, INC.	83,057	136,344
2,100	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	143,542	113,589
4,778	KIMCO REALTY CORP.	58,970	101,485
12,800	LXP INDUSTRIAL TRUST	109,291	110,720
29,353	MARCUS & MILLICHAP, INC.	966,249	1,011,211
30,400	MEDICAL PROPERTIES TRUST, INC.	171,613	183,312
500	NEXPOINT RESIDENTIAL TRUST, INC.	15,218	19,765
6,774	OUTFRONT MEDIA, INC.	119,700	109,332
6,537	PEBBLEBROOK HOTEL TRUST	79,443	66,220
5,868	PHILLIPS EDISON & CO., INC.	216,094	214,123
555	REGENCY CENTERS CORP.	24,356	40,937
25,110	RYMAN HOSPITALITY PROPERTIES, INC.	2,540,257	2,296,058
2,900	SITE CENTERS CORP.	38,996	37,236
3,710	SL GREEN REALTY CORP.	225,598	214,067
2,730	ST. JOE (THE) CO.	101,450	128,174
2,495	STRAWBERRY FIELDS REIT, INC.	29,673	29,715
5,254	TERRENO REALTY CORP.	336,205	332,158
500	UNIVERSAL HEALTH REALTY INCOME TRUST	19,395	20,480
4,600	URBAN EDGE PROPERTIES	60,501	87,400
2,400	VERIS RESIDENTIAL, INC.	39,305	40,608
2,500	WHITESTONE REIT	21,843	36,425
1,052	XENIA HOTELS & RESORTS, INC.	13,591	12,372
		9,250,736	9,665,013	2.38%
Utilities:
1,504	AMERICAN STATES WATER CO.	110,286	118,335
7,500	AVISTA CORP.	243,389	314,025
2,444	CHESAPEAKE UTILITIES CORP.	221,453	313,883
1,946	CLEARWAY ENERGY, INC., CLASS A	46,566	55,383
5,505	CLEARWAY ENERGY, INC., CLASS C	143,738	166,636
24,154	CONSOLIDATED WATER CO. LTD.	613,667	591,532
10,276	MDU RESOURCES GROUP, INC.	170,053	173,767
672	MGE ENERGY, INC.	61,530	62,469
2,800	MIDDLESEX WATER CO.	144,219	179,480
2,200	OTTER TAIL CORP.	169,675	176,814
842	SJW GROUP	42,706	46,049
700	UNITIL CORP.	35,042	40,383
		2,002,324	2,238,756	0.55%
	Sub-total Common Stocks:	392,793,293	398,816,536	98.05%
Escrows:

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(e)	$-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
35,134	POSEIDA THERAPEUTICS, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
3,248,479	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	3,248,479	3,248,479
7,635,775	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(h)	7,635,775	7,635,775
	Sub-total Short-Term Investments:	10,884,254	10,884,254	2.68%
	Grand total	$403,677,547	409,700,790	100.73%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of March 31, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.56% of net assets.

(d)	Security is either wholly or partially on loan.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.50% of net assets as of March 31, 2025.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,692,389
with net sales of $3,056,614 for the three months ended March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks	$396,576,993	$1,721,545	$517,998	$398,816,536
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	10,884,254	—	—	10,884,254
Total	$407,461,247	$1,721,545	$517,998	$409,700,790

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
101,580	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$916,282	984,310
14,751	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			194,467	159,016
33,420	BLACKROCK MUNICIPAL INCOME TRUST II			355,096	347,234
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			304,762	299,880
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,347,963	1,041,232
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			366,332	305,798
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,068,031	865,540
65,556	BLACKROCK MUNIVEST FUND II INC			704,966	692,927
25,000	BLACKROCK MUNIYIELD FUND INC			261,770	263,750
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,637,388	1,457,903
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			675,864	545,927
80,784	BLACKROCK MUNIYIELD QUALITY FUND II INC			937,063	807,840
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,251,634	1,056,040
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			478,778	413,871
186,271	DWS MUNICIPAL INCOME TRUST			2,047,865	1,747,222
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,820,424	1,430,040
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,071,844	1,678,828
147,637	INVESCO MUNICIPAL TRUST			1,687,175	1,424,697
18,003	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			192,322	183,451
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,288,455	1,842,820
115,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,327,640	1,146,127
91,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,340,963	1,096,237
117,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,492,442	1,460,122
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,755,854	2,378,454
92,222	NUVEEN MUNICIPAL CREDIT INCOME FUND			1,070,189	1,127,875
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,096,678	847,416
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,276,759	1,026,249
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,915,911	2,415,249
	Sub-total Closed-End Funds:			33,884,917	29,046,055	3.73%
Municipal Bonds:
Alabama
1,000,000	ALABAMA ST	11/1/2034	3.00	924,806	906,991
2,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.70	2,000,000	1,962,301
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.80	1,500,000	1,490,534
3,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	4.88	3,000,000	2,999,752
2,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(b)	3/1/2055	5.00	2,149,247	2,135,366
1,495,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(c)	5/1/2055	5.00	1,581,998	1,578,968
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(d)	5/1/2055	5.25	1,053,242	1,069,445
400,000	MOBILE CNTY AL LTD OBLG(e)	11/1/2045	4.00	400,000	360,865
1,700,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE	11/1/2035	5.00	1,763,670	1,754,343
1,000,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE(f)	1/1/2056	5.00	1,034,603	1,041,510
500,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(e)	5/1/2044	5.25	460,354	505,059
				15,867,920	15,805,134	2.03%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(g)	12/1/2010	5.40	350,000	9,170
				350,000	9,170	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(e)(g)(h)	7/1/2030	6.75	1,239,818	37,500
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(e)(g)(h)	7/1/2050	7.75	1,237,783	37,500
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(e)(g)(h)	7/1/2051	6.00	400,000	12,000
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(i)	1/1/2042	5.00	1,020,572	1,027,290
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	552,108	473,979

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
2,000,000	MARICOPA CNTY & PHOENIX AZ INDL DEV AUTHORITIES MTGE REVENUE	9/1/2055	4.70	$2,000,000	1,982,291
500,000	NAVAJO NATION AZ(e)	12/1/2030	5.50	503,022	503,686
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,034,687	2,030,809
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(e)	11/15/2035	6.25	650,000	692,105
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(e)	6/15/2044	6.00	750,000	778,168
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,841
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2037	6.00	501,015	368,178
				11,389,005	8,444,347	1.08%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(e)	9/1/2049	4.50	894,297	951,533
770,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	765,064	732,702
				1,659,361	1,684,235	0.22%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST	8/1/2039	6.55	2,348,440	2,640,567
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/26)(j)	8/1/2046	0.00	911,379	1,158,898
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(e)	7/1/2033	5.00	966,807	958,755
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	3.50	453,345	456,776
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	4.00	481,100	484,665
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	517,066	516,713
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,483,388	1,566,715
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,285	250,382
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	994,221	1,149,601
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,019,266	1,019,960
1,000,000	CENTRL VLY CA ENERGY AUTH COMMODITY SPLY REVENUE(k)	12/1/2055	5.00	1,059,609	1,082,212
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	998,850	1,042,481
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,101,623	1,205,538
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,468	752,230
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	997,962	1,241,225
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,214	1,362,833
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	996,941	1,121,053
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,235	1,013,036
1,000,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2036	5.00	1,021,553	1,015,760
1,000,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2041	4.00	926,810	947,757
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2042	5.25	525,200	529,756
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2044	5.25	519,460	524,626
1,090,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2028	5.00	1,138,948	1,150,657
380,000	LOS ANGELES CA DEPT WTR & PWR REVENUE	7/1/2028	5.00	397,150	401,147
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,996,419	2,429,620
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	994,539	1,048,549
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	802,009	782,581
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE(l)	6/1/2039	3.64	350,000	319,497
935,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(m)	10/15/2042	5.30	936,723	942,026
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,023,449	1,086,749
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,022,659	1,079,458

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	SAN FRANCISCO CALIF CITY &CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	$1,006,781	1,003,223
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,453
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,303
1,000,000	STHRN CA PUBLIC PWR AUTH REVENUE(n)	4/1/2055	5.00	1,048,183	1,049,381
1,865,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,863,598	1,909,083
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/27)(j)	8/1/2041	0.00	937,334	1,044,230
				35,491,014	37,790,496	4.85%
Colorado
1,400,000	COLLIERS HILL MET DIST #2 CO(o)	12/15/2047	5.75	1,400,000	1,361,755
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(e)	7/1/2043	6.00	1,040,000	952,805
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,387	1,001,289
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	569,855
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	992,362	727,207
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	769,745	558,854
1,020,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,036,557	737,091
1,290,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,351,496	1,371,948
500,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO	12/1/2054	6.00	500,000	485,205
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,076,454
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	883,328	870,924
950,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	950,000	950,670
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH(l)	9/1/2039	3.71	1,000,000	1,000,783
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	996,860
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	1,007,082
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/26)(j)	12/1/2051	0.00	1,885,274	1,503,108
1,000,000	MINERAL BUSINESS IMP DIST CO LIMTED TAX & SPL REVENUE(e)	12/1/2054	5.75	1,000,000	1,009,842
184,432	MOUNT CARBON CO MET DIST REVENUE(g)	6/1/2043	8.00	-	184,529
1,312,392	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,267,496	960,396
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	967,876
1,000,000	ST VRAIN LAKES MET DIST #4 (Step to 6.75% on 12/1/30)(e)(j)	9/20/2054	0.00	686,544	677,486
500,000	STERLING RANCH CMNTY AUTH BRD CO SUPPORTED REVENUE(e)	12/1/2054	5.75	503,054	498,614
1,000,000	VERVE MET DIST #1 CO (Step to 7.00% on 12/1/29)(j)	12/1/2054	0.00	725,426	720,882
1,000,000	WATERVIEW NORTH MET DIST #1 CO(e)	12/1/2054	5.75	1,000,000	966,932
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	823,652
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,049,984	989,108
				25,137,653	22,971,207	2.95%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,000,000	1,752,316
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	580,572	134,184
650,000	STAMFORD CT HSG AUTH(e)	12/1/2027	11.00	650,000	835,242
1,750,000	STAMFORD CT HSG AUTH	10/1/2055	6.50	1,774,710	1,792,144
1,000,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(e)	4/1/2052	6.00	988,047	1,060,855
				5,993,329	5,574,741	0.72%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Delaware
1,500,000	DELAWARE ST HSG AUTH REVENUE	7/1/2050	4.65	$1,500,000	1,472,904
1,500,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.50	1,500,000	1,446,582
1,480,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,480,000	1,476,298
990,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,067,976	1,065,613
				5,547,976	5,461,397	0.70%
District of Columbia
1,455,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,455,000	1,462,027
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,623
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,477,113
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	906,210
998,221	FEDERAL HOME LOAN MTGE CORP MF VARIABLE RATE CTFS	8/25/2041	4.76	1,046,508	1,037,074
2,000,000	MET WASHINGTON DC ARPTS AUTH ARPT SYS REVENUE	10/1/2035	5.00	2,160,724	2,118,602
				10,162,232	9,001,649	1.15%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(e)	5/1/2052	4.00	570,738	451,154
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	385,214
250,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(e)	5/1/2033	4.50	249,148	250,804
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(e)	5/1/2053	5.50	998,486	1,006,184
1,000,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,059,158	1,034,413
495,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	495,000	507,425
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	173,193
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	1,556,126	1,537,455
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,252,670	1,250,489
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(e)	7/1/2051	4.00	551,051	416,496
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	506,393	388,715
900,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(e)	6/1/2056	5.00	955,762	794,909
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(e)	7/1/2056	4.00	464,510	343,416
750,000	CAPITAL TRUST AGY FL REVENUE(g)	4/1/2035	7.00	750,000	435,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(e)(g)(h)	12/1/2035	6.75	1,745,953	262,500
750,000	CAPITAL TRUST AGY FL REVENUE(e)(g)(h)	7/1/2037	6.75	750,000	7,500
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	512,478	409,726
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(e)	5/1/2053	4.30	1,085,822	906,300
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,016,539	988,439
559,270	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)(g)(h)	5/15/2026	7.25	559,270	56
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)(g)(h)	5/15/2044	8.13	1,414,997	131
900,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	895,500	910,238
1,150,000	EAST NASSAU STEWARDSHIP DIST FL	5/1/2029	5.25	1,150,000	1,144,375
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,016,206	817,010
1,105,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.50	1,095,177	1,066,373
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	987,202
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	517,106

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(e)	5/1/2052	4.00	$830,413	659,231
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(e)(p)	4/23/2058	6.25	1,987,037	1,994,323
900,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(e)	11/15/2030	5.00	900,000	838,324
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	765,359
980,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	980,000	954,759
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.60	2,000,000	1,956,623
2,245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,245,000	2,205,411
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,349,990
1,435,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,435,000	1,382,712
820,000	FLORIDA ST MUNI LOAN COUNCIL CAPITAL IMPT REVENUE	5/1/2054	5.40	820,000	821,917
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(e)	7/1/2048	4.00	1,033,679	838,718
900,000	GARDENS AT HAMMOCK BEACH CDD FL SPL ASSMNT	5/1/2055	5.88	898,029	876,408
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,139	589,247
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	1,001,590
1,300,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2042	5.25	1,432,708	1,373,646
1,000,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2046	5.00	1,007,842	1,026,230
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,061,562
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	646,129	561,573
600,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	600,000	614,877
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,170,551
1,200,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2034	5.25	1,198,092	1,186,201
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,782	804,270
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,088,293	1,070,793
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	967,730
1,150,000	LAKES OF SARASOTA CDD 2 CAPITAL IMPT REVENUE	5/1/2035	5.20	1,150,000	1,137,148
100,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	99,543	97,913
400,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	399,249	394,223
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,872	347,068
130,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	129,997	130,017
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,482	1,011,404
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,006,124
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2037	5.00	745,958	757,179
740,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	736,683	749,547
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	706,884
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,022,051
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2040	3.63	576,318	500,773
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2040	3.75	1,000,000	887,393
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,313,841
625,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	621,775	530,271
210,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	207,257	191,821
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,771	795,329

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
645,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	$672,213	536,401
765,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.50	761,619	750,063
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,059,665	1,045,537
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	839,803
700,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	700,000	641,271
540,000	LEE CNTY FL ARPT REVENUE	10/1/2042	5.25	591,117	570,591
992,825	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	992,825	988,447
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	993,189
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	554,730
635,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	635,181	635,234
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,632	308,008
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	512,760	405,187
2,250,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2034	5.00	2,454,129	2,418,063
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2038	5.00	1,005,694	1,000,769
1,000,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2047	5.00	1,013,114	1,003,862
125,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	125,000	127,326
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(g)	5/1/2013	5.00	114,821	1
290,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	290,000	280,165
1,810,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	1,810,000	1,844,131
750,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	750,000	750,319
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	509,899
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,251,784
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(e)	7/1/2027	11.50	1,000,000	1,327,473
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,024,434	884,988
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,841,833	2,432,414
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,525	972,510
560,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2043	5.40	560,000	566,259
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,421	388,169
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,281	409,726
480,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	477,348	489,872
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,050	1,003,169
380,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	380,000	357,645
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,030,344	828,245
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,006,460
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,707	614,083
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,402	892,312
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,199,307	1,902,757

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
105,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	$103,330	105,118
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	415,712	338,275
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(g)	11/1/2010	5.50	142,538	65,568
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	652,828
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,433,470	1,410,727
880,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2056	5.65	880,000	866,643
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	708,329
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,351	1,010,755
420,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	419,158	429,690
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,256,973
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	775,355	599,643
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,915	707,403
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(e)	5/1/2028	4.25	1,000,000	1,008,377
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(e)	5/1/2038	4.85	1,000,000	1,023,619
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	518,747
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,373	664,806
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,436	655,385
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,549	794,861
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,640	985,626
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,446	746,301
				111,357,867	100,723,390	12.92%
Georgia
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(e)	9/1/2044	6.25	1,215,778	1,142,377
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	882,470	801,864
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	4.65	2,000,000	1,954,583
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2054	4.70	1,000,000	982,344
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(l)	12/1/2053	4.66	1,000,000	1,023,308
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(d)	12/1/2054	5.00	2,385,820	2,397,304
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(q)	12/1/2054	5.00	2,349,395	2,366,853
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(r)	6/1/2055	5.00	1,064,890	1,067,037
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	508,052
				12,398,353	12,243,722	1.57%
Guam
660,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2042	4.00	639,758	610,650
750,000	GUAM PWR AUTH REVENUE	10/1/2034	5.00	840,843	811,619
				1,480,601	1,422,269	0.18%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	128,067
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	530,074
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,025,542	823,383
2,480,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,480,000	2,461,477
1,955,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	1,955,000	1,947,790

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Idaho (Cont'd):
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(e)	9/1/2053	6.25	$1,000,000	1,041,729
				7,160,542	6,932,520	0.89%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(e)	9/1/2035	6.00	1,250,898	1,250,874
1,100,000	CHICAGO IL BRD OF EDU	12/1/2039	5.25	1,093,245	1,068,314
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	894,023	871,939
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	955,087
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,669	235,984
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,036,588	1,077,343
1,750,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2048	5.25	1,868,767	1,814,644
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	1,000,561
500,000	DECATUR IL	3/1/2034	5.00	500,000	500,731
830,000	EVANSTON ILL EDL FAC REV(e)	4/1/2041	4.38	828,558	656,037
1,000,000	ILLINOIS FIN AUTH SURFACE FREIGHT TRANSFER FACS REVENUE(e)(s)	12/1/2050	4.13	1,000,000	982,943
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,590,086	1,559,328
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	986,245
500,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	12/1/2047	5.00	497,925	498,359
585,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	585,000	585,176
500,000	ILLINOIS ST FIN AUTH REVENUE(g)	5/15/2036	5.00	500,372	365,000
500,000	ILLINOIS ST FIN AUTH REVENUE	9/1/2036	5.00	524,302	518,718
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	752,044	712,804
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,415,833	1,267,254
2,250,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2044	5.00	2,254,436	2,232,724
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,006,373	1,000,529
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2045	4.75	1,000,000	994,484
1,250,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,250,000	1,231,164
1,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2050	4.63	1,500,000	1,461,850
2,145,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,257,679	2,261,452
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,029,798	1,038,465
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,515,156
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	502,277	503,515
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,005,509
1,000,000	MALTA IL TAX INCR REVENUE(g)	12/30/2025	5.75	1,000,000	230,000
750,000	MARION IL SALES TAX REVENUE	6/1/2045	6.38	747,798	758,348
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	593,428
313,173	S WSTRN IL DEV AUTH REV(g)	10/1/2022	7.00	313,173	250,538
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2038	3.00	895,155	874,153
				34,536,760	32,858,656	4.21%
Indiana
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	500,657	500,374
435,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	435,000	438,144
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,652,323	1,364,974
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,008,171	1,003,901
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,449,796
915,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	985,495	968,875
3,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2054	4.80	3,000,000	2,977,386
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	567,690
465,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	464,710	465,708
1,000,000	TERRE HAUTE IN SANTN DIST	7/1/2043	5.00	1,060,769	1,047,238
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(e)	1/1/2044	4.88	1,000,000	999,062
				12,207,125	11,783,148	1.51%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	962,675	891,888

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Iowa (Cont'd):
1,415,000	DES MOINES IA	6/1/2038	1.75	$902,749	962,779
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,698,680
1,150,000	IOWA ST FIN AUTH REVENUE	5/15/2049	5.00	1,138,742	1,114,411
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,073,743	828,761
1,815,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	1,904,170	1,919,319
1,000,000	POLK CNTY IA	6/1/2027	5.00	1,032,943	1,037,077
				8,515,022	8,452,915	1.08%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	931,083	869,229
1,385,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(e)	9/1/2035	5.25	1,373,403	1,409,706
				2,304,486	2,278,935	0.29%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,357	250,399
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,050,117	1,063,736
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,500,865
600,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2043	4.70	600,000	599,554
1,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(ae)	1/1/2055	5.00	1,075,476	1,049,658
1,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(t)	6/1/2055	5.25	1,052,641	1,056,621
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,000	980,567
				6,506,801	6,501,400	0.83%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,018,254	1,024,598
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(e)	6/1/2051	5.00	1,048,382	841,638
1,000,000	LOUISIANA PUB FACS AUTH REVENUE	9/1/2059	5.50	1,064,185	1,033,717
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,016,470	1,020,736
960,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	960,000	893,363
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	864,101
945,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,004,429	1,012,375
120,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	119,880	120,085
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,001,498	1,002,143
400,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2037	5.65	400,000	418,428
800,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2044	4.00	800,000	722,070
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2044	4.40	645,000	626,764
1,050,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(e)	11/1/2046	4.00	1,050,000	945,815
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	501,511	501,207
295,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE(l)	2/15/2036	3.77	295,000	285,837
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,006,616	1,000,611
				13,181,225	12,313,488	1.58%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,506,711
				1,500,000	1,506,711	0.19%
Maryland
470,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	470,000	470,520

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland (Cont'd):
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	$1,000,000	719,829
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,007,644
780,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	810,293	805,605
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	509,591
355,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	355,000	339,029
				4,135,293	3,852,218	0.49%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(u)	7/1/2031	3.30(u )	792,358	788,633
3,946,251	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	2,880,043	2,611,679
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,508,578	1,565,656
955,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	930,056	854,496
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,450,137	1,195,345
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,706,740	1,119,991
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,095
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,112
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,051
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,000,088
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2050	4.75	1,000,000	993,893
1,000,000	MASSACHUSETTS ST SCH BLDG AUTH SALES TAX REVENUE	8/15/2037	5.00	1,005,360	1,004,467
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,036,835	1,125,708
				15,155,107	14,105,214	1.81%
Michigan
535,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	532,114	484,005
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,355	457,403
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2038	3.75	1,000,000	1,018,484
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2045	5.00	1,008,407	1,000,587
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,532,612
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,031,028	773,038
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,015,994
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,000,044
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,467,528
40,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	40,000	37,746
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,885,578	3,290,350
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,018,661
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	1,973,618
4,225,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	4,225,000	4,259,040
1,405,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,475,491	1,500,069
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2055	4.55	2,000,000	1,943,876
240,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(g)	11/1/2028	6.35	240,000	240,131

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	$1,486,419	1,422,526
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,100,769	1,102,512
				33,071,161	28,538,224	3.66%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,474	547,811
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,290,128	1,242,532
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,328	967,429
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	811,574	617,359
4,345,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	4,566,242	4,623,448
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,546,008	1,441,321
				10,137,754	9,439,900	1.21%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(e)	11/1/2036	3.63	400,000	368,398
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(e)	11/1/2039	4.55	900,000	868,311
				1,300,000	1,236,709	0.16%
Missouri
300,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	297,464	273,765
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,260
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	884,470	465,178
1,025,000	MISSOURI JT MUNI ELEC UTILITY COMMISSION PWR PROJ REVENUE	12/1/2036	5.00	1,026,502	1,028,586
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	953,038	890,399
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,038,449	1,716,866
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	1,000,318
995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2043	4.75	1,001,560	998,469
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	773,620
2,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.45	2,000,000	1,951,599
1,840,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,840,000	1,805,674
2,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.63	2,000,000	1,969,856
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.95	1,000,000	1,003,361
2,495,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,531,573	2,508,200
1,990,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	1,990,000	1,985,084
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	992,966	1,004,310
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	732,525	684,141
				21,660,009	20,073,686	2.58%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,011,856
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	725,181
2,500,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2050	4.85	2,500,000	2,502,995
				4,500,000	4,240,032	0.54%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(g)	7/1/2012	5.13	160,000	392
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,736,092
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	985,001
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2051	4.70	1,750,000	1,714,957
				4,655,000	4,436,442	0.57%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	$696,526	737,353
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	883,871
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	924,650
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	975,940
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2054	4.70	1,250,000	1,247,939
820,000	RENO-TAHOE NV ARPT AUTH ARPT REVENUE	7/1/2041	5.25	888,016	861,146
				6,564,542	5,630,899	0.72%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,064,806	1,047,629
994,910	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	902,282	914,747
997,354	NATIONAL FIN AUTH NH MUNI CTFS(v)	11/20/2039	3.82	991,777	979,013
335,000	NATIONAL FIN AUTH NH MUNI CTFS	1/20/2041	4.17	323,652	323,856
995,989	NATIONAL FIN AUTH NH MUNI CTFS(w)	10/20/2041	3.78	951,403	936,099
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,468,029
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,498	523,903
				6,245,418	6,193,276	0.79%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(e)	7/15/2042	5.00	1,033,231	1,001,076
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	513,734	505,294
780,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	756,858	763,087
1,250,000	NEW JERSEY ST HLTH CARE FACS FING AUTH REVENUE	7/1/2043	5.00	1,266,211	1,261,222
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,574,735
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,916,268
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	800,680
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	875,977	761,262
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,006,092
1,335,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,389,730	1,377,421
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2040	5.00	1,105,148	1,068,788
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	500,334	500,459
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE	1/1/2044	5.00	1,075,462	1,066,361
				20,361,685	19,602,745	2.51%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(x)	6/1/2040	3.88	1,000,000	1,000,672
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	493,505	450,562
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,734,896
335,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	336,810	333,166
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,447	523,267
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	542,348
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	531,832
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,390,028	981,385
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	603,181
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	772,885
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	914,626
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,450,798
750,000	NEW MEXICO ST MUNI ENERGY ACQUISITION AUTH GAS SPLY(y)	6/1/2054	5.00	797,096	792,335
				12,557,886	10,631,953	1.36%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	$1,000,000	1,043,341
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,300
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,241	545,980
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,684,867
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	833,227
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,410,057
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	734,386	715,631
1,000,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	11/1/2045	5.25	1,079,570	1,075,388
250,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	11/1/2046	5.00	262,100	261,575
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,008,828	2,007,169
750,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	10/1/2030	5.00	810,482	794,590
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2047	5.00	1,052,862	1,048,791
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	940,036
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,382,671
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,145
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,177,202
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,679	674,993
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,731,547
895,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	895,000	774,033
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,339,015
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	920,218
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,006,558
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	1,024,446	1,029,709
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,020,101	1,098,480
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,468,841	1,435,946
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	729,995	738,344
2,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	12/31/2054	5.25	2,097,180	2,068,385
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,577,073	1,548,508
				38,056,541	33,536,706	4.30%
North Carolina
1,000,000	CUMBERLAND CNTY NC INDL FACS & POLL CONTROL FING AUTH SOL WS(ad)	12/1/2027	3.75	1,000,000	1,001,435
1,490,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,490,000	1,492,663
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,104,825
1,985,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	1,985,000	1,921,220
1,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	5.00	1,501,733	1,506,998
740,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2055	6.25	783,514	801,006

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Carolina (Cont'd):
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	$1,750,000	1,745,680
				11,010,247	10,573,827	1.36%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	836,044	848,315
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,557	310,292
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	705,144
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	656,308
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,005,903
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,488,441
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	988,374	975,430
				6,539,975	5,989,833	0.77%
Ohio
1,500,000	ALLEN CNTY OH HOSP FACS REVENUE	11/1/2043	5.00	1,500,000	1,501,519
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(e)	12/1/2055	4.50	500,000	413,977
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,545,362	1,558,692
2,000,000	COLUMBUS OH REGL ARPT AUTH REVENUE	1/1/2050	5.50	2,138,440	2,109,311
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,655
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,041,688	1,645,372
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,505,976	1,507,345
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,041,817	1,039,129
1,000,000	OHIO ST AIR QUALITY DEV AUTH	1/1/2029	3.75	1,000,000	996,446
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,021,695	1,484,506
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(e)	3/1/2026	6.25	1,000,000	1,004,683
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	464,063	434,474
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2045	2.90	1,528,788	1,484,044
3,815,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,815,000	2,838,648
2,225,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,225,000	2,253,678
955,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	955,806	965,068
1,490,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	4.65	1,490,000	1,464,853
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	4.65	1,000,000	977,563
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,631,657	2,226,475
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,295,899
820,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	853,592	848,270
2,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2054	4.70	2,500,000	2,453,145
1,000,000	XENIA OH	12/1/2054	5.00	1,042,555	1,024,532
				36,336,439	32,113,284	4.12%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,116,379	1,886,469
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,117	968,845
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	1,010,587
1,430,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2048	4.75	1,430,000	1,408,753
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2049	4.60	1,500,000	1,468,764
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2049	4.60	1,000,000	979,374

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oklahoma (Cont'd):
1,710,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	$1,808,711	1,836,560
				9,846,207	9,559,352	1.23%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	405,880
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	883,741
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,828,724	1,372,635
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,028,266
				4,303,724	3,690,522	0.47%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(e)	5/1/2042	5.00	1,000,000	1,003,110
370,000	BUTLER CNTY PA GEN AUTH REVENUE(l)	10/1/2034	3.76	370,000	355,592
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,550,018	1,577,872
250,000	DOYLESTOWN PA HOSP AUTH(e)	7/1/2031	5.00	253,329	261,468
1,250,000	NORTHAMPTON CNTY PA GEN PURPOSE AUTH HOSP REVENUE	8/15/2034	5.00	1,391,924	1,367,370
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,008,243	1,009,237
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE(l)	7/1/2039	3.71	500,000	458,292
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,464,679
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,021,703	749,950
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	778,463
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,264,253
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	532,598	529,125
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,076,427	1,082,045
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,002,650	1,003,498
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(e)	6/15/2034	4.50	498,128	492,913
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	742,231	756,155
				15,632,251	14,154,022	1.82%
Puerto Rico
321,684	GDB DEBT RECOVERY AUTH OF CMWLTH PUERTO RICO	8/20/2040	7.50	314,436	314,528
1,300,000	PUERTO RICO CMWLTH	7/1/2041	4.00	1,221,313	1,188,793
1,348,085	PUERTO RICO CMWLTH(l)(z)	11/1/2043	2.55	812,323	844,239
2,193,221	PUERTO RICO CMWLTH(l)(z)	11/1/2051	1.81	1,364,626	1,362,538
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(e)	7/1/2033	5.00	1,023,634	1,035,628
250,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(e)	7/1/2042	4.00	230,072	226,274
500,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(e)	7/1/2047	5.00	504,806	499,674
1,825,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	1,809,238	1,778,254
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,463,937	1,484,712
				8,744,385	8,734,640	1.12%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,067,854	1,046,709
900,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	893,219	846,858
				1,961,073	1,893,567	0.24%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	$647,783	586,955
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE(l)	2/1/2054	4.81	1,000,000	1,030,697
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,058,565
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MF REVENUE	5/1/2043	4.80	1,000,000	993,661
1,070,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,070,000	821,528
965,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	965,000	961,821
980,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	973,434	959,138
1,220,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2054	4.63	1,220,000	1,188,786
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	4.70	1,500,000	1,470,960
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(e)	6/15/2043	7.00	940,310	980,594
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(e)(g)(h)	6/1/2031	6.00	1,000,000	150,000
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2046	5.00	1,061,312	1,038,276
250,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2047	5.00	264,482	258,865
250,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2048	5.00	264,059	258,473
				12,906,380	11,758,319	1.51%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,437,283
1,250,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2048	4.80	1,260,380	1,249,938
				3,260,380	2,687,221	0.35%
Tennessee
1,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2049	5.00	1,026,423	1,005,982
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(e)	6/1/2036	5.13	600,000	605,669
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(ae)	9/1/2049	5.00	1,047,751	1,051,504
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2019	5.35	134,966	15
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2029	5.55	556,862	63
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(g)	1/1/2029	6.00	-	1
2,995,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	2,995,000	2,540,145
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	442,489
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	384,075
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,860,195	1,996,370
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	537,128
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	495,000	492,134
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,012,134
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	521,195
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,248,494
1,460,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,529,690	1,580,869
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2054	4.80	1,000,000	1,000,859

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE(af)	1/1/2056	3.50	$1,000,000	1,000,053
				18,535,887	15,419,179	1.98%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(ag)	8/1/2044	5.00	1,014,695	1,014,774
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(e)	6/1/2053	6.00	981,281	1,015,402
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,000,000	2,000,041
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2032	5.00	1,069,930	1,050,863
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,298	779,413
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	721,834	716,681
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	667,112	657,559
750,000	DALLAS TX SPL TAX REVENUE(e)(ah)	8/15/2053	6.25	750,000	750,417
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	691,049	475,426
2,500,000	EL PASO TX HSG FIN CORP	3/1/2055	5.20	2,548,275	2,527,785
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,082,364	1,017,314
500,000	GALVESTON TX WHARVES & TERMINAL REVENUE	8/1/2038	5.25	538,416	527,237
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	882,243	839,953
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,495,864	1,595,657
1,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(ae)	7/1/2054	5.00	1,059,986	1,067,466
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,122,193	2,063,518
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(ai)	2/1/2027	5.00	1,009,615	1,014,443
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	911,202	941,521
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	1,024,251
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(g)	2/15/2025	5.38	273,000	150,150
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,979,083	2,000,175
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,000,000	1,037,787
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2045	6.25	1,004,550	1,000,878
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,073,279	898,935
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,135,213	893,869
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2060	6.50	503,383	501,843
1,060,650	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(l)(z)	11/15/2061	2.00	1,060,650	386,251
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	514,388
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	219,124	231,969
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,087,957
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,007,914	1,008,845
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,001,225
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,532,451	1,471,648
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,574,920	3,523,303
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	639,054	606,614
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	728,258	724,114
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,533,043	1,521,188

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
2,340,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	$2,492,102	2,476,723
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,027,737	1,014,170
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,549,443	3,527,366
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,033,010	981,774
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	487,862	301,479
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,818,782	3,407,384
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,136,584	5,044,978
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2055	5.13	5,092,344	5,073,472
500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2056	5.75	542,166	545,016
1,000,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP V GAS SPLY REVENUE(aj)	1/1/2055	5.00	1,064,739	1,062,748
				66,795,917	63,075,970	8.09%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(e)	3/1/2051	4.00	1,010,063	811,156
1,150,000	FIDDLERS CANYON INFRASTRUCTURE FING DIST UT SPL ASSMNT(e)	12/1/2053	5.63	1,150,000	1,092,975
725,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT(e)	3/1/2055	6.13	725,000	726,102
1,000,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT SPL ASSMNT(e)	12/1/2053	5.25	1,000,000	961,507
1,250,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	1,368,030	1,330,103
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(e)	3/1/2054	7.75	1,000,000	1,002,326
1,000,000	MIDA MOUNTAIN VLG PUBLIC INFRASTRUCTURE DIST UT TAX ALLOCATI(e)	6/15/2054	6.00	1,015,547	1,031,816
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,027,442	1,676,051
1,000,000	MOONLIGHT VLG PUB INFRASTRUCTURE DIST #1 UT(e)	3/1/2056	6.00	1,000,000	985,811
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(e)	3/1/2055	6.38	978,866	996,641
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(e)	2/1/2041	4.13	500,000	396,357
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,051,295	1,068,025
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2047	5.00	1,014,767	1,000,986
1,985,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	4.70	1,985,000	1,980,237
970,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	970,000	966,274
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,029,493	1,100,948
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,009,367	2,027,068
620,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	6/15/2027	4.25	620,000	610,059
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	12/15/2031	3.50	897,329	808,893
4,214,916	UTAH ST HSG CORP	12/21/2052	6.00	4,365,578	4,359,188
2,014,603	UTAH ST HSG CORP	1/21/2053	6.50	2,096,995	2,116,438
3,555,777	UTAH ST HSG CORP	4/21/2053	5.50	3,634,640	3,569,966
2,407,588	UTAH ST HSG CORP	5/21/2053	6.50	2,502,821	2,530,177
3,570,527	UTAH ST HSG CORP	6/21/2053	6.00	3,654,448	3,683,682
2,650,742	UTAH ST HSG CORP	9/21/2053	6.50	2,731,865	2,778,120
10,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	10,000	10,014
1,000,000	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT(e)	12/1/2053	5.63	1,000,000	1,002,749
				41,348,546	40,623,669	5.21%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Vermont
335,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	$332,679	313,270
				332,679	313,270	0.04%
Virginia
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE(aa)	8/1/2027	4.25	2,000,000	2,006,800
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,038,073	3,025,929
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,055
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,005,094	1,089,095
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(u)	9/1/2041	2.91(u )	200,126	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	5.63	373,459	115,170
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	869,205
1,000,000	VIRGINIA HSG DEV AUTH(aj)	7/1/2055	3.63	1,000,000	1,000,026
3,250,000	VIRGINIA HSG DEV AUTH	7/1/2055	4.70	3,250,000	3,185,418
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,336
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	647,252
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,021,299
				15,216,752	14,462,740	1.86%
Washington
1,000,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	1,133,377	1,119,700
240,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	240,000	244,028
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,006,260	1,004,527
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,808	311,321
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	530,006	531,250
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,747	1,190,087
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	512,821
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,773
130,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(e)	7/1/2025	6.00	130,032	130,802
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(e)	1/1/2044	5.50	982,704	987,875
1,500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	7/1/2055	4.50	1,417,054	1,406,475
				8,937,988	8,439,659	1.08%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(ab)	3/1/2040	3.38	1,000,000	991,966
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	2,961,154
1,335,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,335,000	844,694
1,225,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,225,000	1,219,269
1,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2055	4.90	1,000,000	988,221
				7,560,000	7,005,304	0.90%
Wisconsin
1,000,000	PUB FIN AUTH WI TAX INCREMENT REVNUE(e)	6/1/2041	5.00	973,032	1,016,703
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2046	3.44(u )	2,672	516
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2047	3.32(u )	2,837	528
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2048	3.21(u )	2,682	487
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2049	3.11(u )	2,566	453
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2050	3.01(u )	2,437	412

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2051	2.92(u )	$2,555	423
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)(h)(l)(z)	7/1/2051	3.75	443,916	305,552
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2052	2.83(u )	2,513	399
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2053	2.75(u )	2,397	372
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2054	2.67(u )	2,297	345
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2055	2.60(u )	2,191	321
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2056	2.53(u )	2,090	300
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)(h)	7/1/2056	5.50	104,505	78,012
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2057	1.55(u )	1,002	33
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2057	2.47(u )	1,821	250
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2058	2.40(u )	1,922	263
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2059	2.35(u )	1,847	247
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2060	2.29(u )	1,777	230
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2061	2.24(u )	1,700	213
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2062	2.18(u )	1,636	199
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2063	2.14(u )	1,565	185
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2064	2.09(u )	1,508	175
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2065	2.04(u )	1,455	162
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2066	2.00(u )	1,405	149
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(h)(u)	1/1/2067	1.96(u )	16,218	1,742
690,000	PUBLIC FIN AUTH WI EDU REVENUE(e)	12/15/2044	5.00	703,208	677,802
520,000	PUBLIC FIN AUTH WI EDU REVENUE(e)	6/15/2049	5.00	521,501	495,235
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	475,524	477,469
2,000,000	PUBLIC FIN AUTH WI HOSP REVENUE	10/1/2044	5.00	2,048,634	2,028,342
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,042,828	991,664
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(e)	2/1/2062	6.00	1,000,000	1,034,679
1,000,000	PUBLIC FIN AUTH WI LIMITED OBLIG REVENUE	8/1/2039	5.00	991,840	981,464
1,250,000	PUBLIC FIN AUTH WI REVENUE(e)(g)(h)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(e)(g)(h)	1/1/2033	6.13	992,141	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2034	5.00	246,587	251,680
1,695,000	PUBLIC FIN AUTH WI REVENUE(e)	11/15/2053	4.75	1,709,259	1,231,495
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,063
1,000,000	UNIV HOSPS & CLINICS AUTH WI(ac)	4/1/2054	5.00	1,095,587	1,087,540
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	511,707	390,754
300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	303,989	302,222
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,413,978	1,336,653
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,274	1,021,379
				16,961,603	14,934,612	1.92%
Wyoming
500,000	CAMPBELL CNTY WY SOL WST FACS REVENUE	7/15/2039	3.63	442,121	439,073

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wyoming (Cont'd):
500,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2040	4.30	$500,000	496,343
				942,121	935,416	0.12%
	Sub-total Municipal Bonds:			788,320,222	731,641,940	93.84%
Short-Term Investments:
24,583,903	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(ak)			24,583,903	24,583,903
	Sub-total Short-Term Investments:			24,583,903	24,583,903	3.15%
	Grand total			$846,789,042	785,271,898	100.72%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Security has converted to a fixed rate as of December 5, 2024, and will be going forward.
(c)	Security has converted to a fixed rate as of August 7, 2024, and will be going forward.
(d)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(f)	Security has converted to a fixed rate as of January 15, 2025, and will be going forward.
(g)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(h)
Restricted security that has been deemed illiquid. At March 31, 2025, the value of these restricted illiquid securities amounted to $2,036,653 or
0.26% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2050	8/12/20	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/20	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/21	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/15-1/21/16	1,235,125
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/13	559,270
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/2044	6/27/17-4/12/18	833,812
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/18-3/8/22	92,616
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 7/1/2051	3/26/18	443,916
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/18	704-5,754
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/18	64-516

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/18	$59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/18	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/18	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/18	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/18	58-442
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/18	60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/18	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/18	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/18	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/18	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/18	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/18	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/18	60-498
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/18	488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/18	63-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/18	61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/18	59-466
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/18	58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/18	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/18	54-449

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/18	$495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/17	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/18	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/21	1,000,000

(i)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(j)	For step bonds, the coupon rate disclosed is the current rate in effect.
(k)	Security has converted to a fixed rate as of January 22, 2025, and will be going forward.
(l)	Variable or floating rate security. Rate as of March 31, 2025 is disclosed.
(m)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(n)	Security has converted to a fixed rate as of May 30, 2024, and will be going forward.
(o)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(p)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(q)	Security has converted to a fixed rate as of June 25, 2024, and will be going forward.
(r)	Security has converted to a fixed rate as of February 20, 2025, and will be going forward.
(s)	Security has converted to a fixed rate as of December 6, 2024, and will be going forward.
(t)	Security has converted to a fixed rate as of March 4, 2025, and will be going forward.
(u)	Zero coupon bond. Yield disclosed as of March 31, 2025.
(v)	Security has converted to a fixed rate as of December 1, 2024, and will be going forward.
(w)	Security has converted to a fixed rate as of August 1, 2024, and will be going forward.
(x)	Security has converted to a fixed rate as of June 1, 2024, and will be going forward.
(y)	Security has converted to a fixed rate as of March 20, 2025, and will be going forward.
(z)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(aa)	Security has converted to a fixed rate as of July 1, 2024, and will be going forward.
(ab)	Security has converted to a fixed rate as of April 1, 2024, and will be going forward.
(ac)	Security has converted to a fixed rate as of July 25, 2024, and will be going forward.
(ad)	Security has converted to a fixed rate as of December 12, 2024, and will be going forward.
(ae)	Security has converted to a fixed rate as of June 27, 2024, and will be going forward.
(af)	Security has converted to a fixed rate as of December 19, 2024, and will be going forward.
(ag)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(ah)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(ai)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
(aj)	Security has converted to a fixed rate as of November 21, 2024, and will be going forward.
(ak)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$13,211,177 with net purchases of $11,372,726 during the three months ended March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
At March 31, 2025, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	254	$(28,250)	Short	6/25	$(524)
5-Year U.S. Treasury Note	163	(17,629)	Short	6/25	(260)
U.S. Treasury Long Bond	184	(21,580)	Short	6/25	(458)
Ultra 10-Year U.S. Treasury Note	100	(11,413)	Short	6/25	(149)
					$(1,391)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2025.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$29,046,055	$—	$—	$29,046,055
Municipal Bonds
Alabama	—	15,805,134	—	15,805,134
Alaska	—	9,170	—	9,170
Arizona	—	8,444,347	—	8,444,347
Arkansas	—	1,684,235	—	1,684,235
California	—	37,790,496	—	37,790,496
Colorado	—	22,971,207	—	22,971,207
Connecticut	—	5,574,741	—	5,574,741
Delaware	—	5,461,397	—	5,461,397

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
	Level 1	Level 2	Level 3	Total
District of Columbia	$—	$9,001,649	$—	$9,001,649
Florida	—	100,723,390	—	100,723,390
Georgia	—	12,243,722	—	12,243,722
Guam	—	1,422,269	—	1,422,269
Idaho	—	6,932,520	—	6,932,520
Illinois	—	32,858,656	—	32,858,656
Indiana	—	11,783,148	—	11,783,148
Iowa	—	8,452,915	—	8,452,915
Kansas	—	2,278,935	—	2,278,935
Kentucky	—	6,501,400	—	6,501,400
Louisiana	—	12,313,488	—	12,313,488
Maine	—	1,506,711	—	1,506,711
Maryland	—	3,852,218	—	3,852,218
Massachusetts	—	14,105,214	—	14,105,214
Michigan	—	28,538,224	—	28,538,224
Minnesota	—	9,439,900	—	9,439,900
Mississippi	—	1,236,709	—	1,236,709
Missouri	—	20,073,686	—	20,073,686
Montana	—	4,240,032	—	4,240,032
Nebraska	—	4,436,442	—	4,436,442
Nevada	—	5,630,899	—	5,630,899
New Hampshire	—	6,193,276	—	6,193,276
New Jersey	—	19,602,745	—	19,602,745
New Mexico	—	10,631,953	—	10,631,953
New York	—	33,536,706	—	33,536,706
North Carolina	—	10,573,827	—	10,573,827
North Dakota	—	5,989,833	—	5,989,833
Ohio	—	32,113,284	—	32,113,284
Oklahoma	—	9,559,352	—	9,559,352
Oregon	—	3,690,522	—	3,690,522
Pennsylvania	—	14,154,022	—	14,154,022
Puerto Rico	—	8,734,640	—	8,734,640
Rhode Island	—	1,893,567	—	1,893,567
South Carolina	—	11,758,319	—	11,758,319
South Dakota	—	2,687,221	—	2,687,221
Tennessee	—	15,419,179	—	15,419,179
Texas	—	63,075,970	—	63,075,970
Utah	—	40,623,669	—	40,623,669
Vermont	—	313,270	—	313,270
Virginia	—	14,462,740	—	14,462,740
Washington	—	8,439,659	—	8,439,659
West Virginia	—	7,005,304	—	7,005,304
Wisconsin	—	14,934,612	—	14,934,612
Wyoming	—	935,416	—	935,416
Short-Term Investments	24,583,903	—	—	24,583,903
Total	$53,629,958	$731,641,940	$—	$785,271,898
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(1,390,519)	$—	$—	$(1,390,519)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2025 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
266,030	DESPEGAR.COM CORP.(b)	$5,100,299	4,998,704
		5,100,299	4,998,704	0.47%
Australia:
10,590	ANZ GROUP HOLDINGS LTD.	95,677	193,589
288	ASX LTD.	5,293	11,777
19,958	ATLASSIAN CORP., CLASS A(b)	3,209,659	4,235,287
17,400	BRAMBLES LTD.	64,294	218,884
971	COCHLEAR LTD.	35,893	159,893
11,330	COMMONWEALTH BANK OF AUSTRALIA	245,530	1,076,642
9,576	CSL LTD.	226,091	1,498,131
97,180	FORTESCUE LTD.	212,026	939,985
19,923	GOODMAN GROUP	57,689	358,300
45,475	HUB24 LTD.	629,594	1,951,703
7,819	MACQUARIE GROUP LTD.	175,414	969,375
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	958,457
26,749	NORTHERN STAR RESOURCES LTD.	133,395	308,861
16,999	RIO TINTO LTD.	533,452	1,236,093
20,500	SANTOS LTD.	45,732	85,667
5,884	SEEK LTD.	49,598	79,385
39,820	SONIC HEALTHCARE LTD.	470,951	642,264
57,859	SOUTH32 LTD.	37,235	116,768
1,322,005	STEADFAST GROUP LTD.	4,919,981	4,774,597
82,719	STOCKLAND	180,620	254,635
13,099	TRANSURBAN GROUP	36,728	110,073
12,261	TREASURY WINE ESTATES LTD.	49,081	75,001
8,635	WESFARMERS LTD.	249,487	391,275
		12,214,634	20,646,642	1.95%
Austria:
1,727	ERSTE GROUP BANK A.G.	28,884	119,987
391	STRABAG S.E. (BEARER)	8,563	28,118
		37,447	148,105	0.01%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	427,779
41,531	GROUPE BRUXELLES LAMBERT N.V.	3,463,511	3,105,230
3,413	KBC GROUP N.V.	77,680	312,151
2,245	UCB S.A.	107,034	395,937
		3,755,132	4,241,097	0.40%
Brazil:
162,502	CI&T, INC., CLASS A(b)	2,111,713	970,137
211,500	EMBRAER S.A.(b)	1,571,341	2,436,914
372,773	INTER & CO., INC.(c)	2,177,068	2,042,796
407,047	NU HOLDINGS LTD., CLASS A(b)	4,149,517	4,168,161
148,021	TELEFONICA BRASIL S.A. ADR(b)(d)	1,422,861	1,290,743
		11,432,500	10,908,751	1.03%
Canada:
9,900	AGNICO EAGLE MINES LTD.	952,009	1,073,259
111,191	ALIMENTATION COUCHE-TARD, INC.	3,499,956	5,483,635
11,882	ALTAGAS LTD.	233,265	325,897
41,638	ATKINSREALIS GROUP, INC.	2,019,835	1,978,243
7,478	BROOKFIELD RENEWABLE CORP.	174,728	208,786
9,230	CANADIAN NATURAL RESOURCES LTD.	252,893	284,284
133,230	CANADIAN NATURAL RESOURCES LTD. (TORONTO EXCHANGE)	4,432,172	4,099,527
96,325	CANADIAN PACIFIC KANSAS CITY LTD.	2,504,995	6,762,978
3,231	CANADIAN TIRE CORP. LTD., CLASS A	329,755	335,527
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	670,394
307	CONSTELLATION SOFTWARE, INC.	271,176	972,247
71,109	DEFINITY FINANCIAL CORP.	2,864,472	3,159,522
68,877	DOCEBO, INC.(b)	2,584,523	1,981,042
7,013	DOLLARAMA, INC.	130,283	749,912
11,941	EMERA, INC.	478,129	502,932
31,464	ENBRIDGE, INC.	1,268,219	1,394,170
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	479,835
12,080	GILDAN ACTIVEWEAR, INC.	648,281	534,178
3,196	IMPERIAL OIL LTD.	141,353	231,135

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
415	INTACT FINANCIAL CORP.	$33,776	84,788
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	16,253
34,300	KINROSS GOLD CORP.	370,611	432,523
534,840	KNIGHT THERAPEUTICS, INC.(b)	2,089,400	2,285,720
2,635	LOBLAW COS. LTD.	101,823	369,253
921	LUMINE GROUP, INC.(b)	9,604	25,920
3,000	METRO, INC.	54,328	208,617
19,328	NATIONAL BANK OF CANADA	618,005	1,595,210
3,028	ONEX CORP.	138,833	202,652
7,809	PARKLAND CORP.	166,853	195,462
23,037	PEMBINA PIPELINE CORP.	732,001	922,171
2,253	POWER CORP. OF CANADA	51,403	79,659
134,928	PRAIRIESKY ROYALTY LTD.	2,220,300	2,433,120
368,823	REAL MATTERS, INC.(b)	1,783,973	1,494,207
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	260,962
5,840	ROYAL BANK OF CANADA	676,149	658,285
15,800	SHOPIFY, INC., CLASS A(b)	1,738,342	1,508,584
1,080	SOUTH BOW CORP.	22,447	27,562
168,063	SUNCOR ENERGY, INC.	4,122,115	6,507,397
20,868	TC ENERGY CORP.	873,562	985,178
1,400	TORONTO-DOMINION BANK (THE)	83,447	83,916
416	TRISURA GROUP LTD.(b)	490	9,664
23,677	WASTE CONNECTIONS, INC.	3,340,460	4,621,514
		42,896,874	56,236,120	5.32%
China:
555,876	ALIBABA GROUP HOLDING LTD.	6,411,254	9,216,781
426,262	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,038,672	1,205,154
8,000	HENGAN INTERNATIONAL GROUP CO. LTD.	38,669	22,432
48,852	HUYA, INC. ADR(d)	208,952	156,815
103,498	KANZHUN LTD. ADR(b)(d)	1,674,646	1,984,057
2,388,000	MEITU, INC.(b)(e)	1,755,206	1,687,218
380,800	MEITUAN, CLASS B(b)(e)	9,366,858	7,699,247
88,900	TENCENT HOLDINGS LTD.	5,974,332	5,665,821
		27,468,589	27,637,525	2.62%
Denmark:
73,604	ALK-ABELLO A/S(b)	981,623	1,483,502
227	AP MOLLER - MAERSK A/S, CLASS A	297,616	389,319
553	AP MOLLER - MAERSK A/S, CLASS B	765,252	967,616
1,300	CARLSBERG A/S, CLASS B	50,752	165,584
1,500	COLOPLAST A/S, CLASS B	27,666	157,725
12,005	DANSKE BANK A/S	141,793	393,600
3,896	DEMANT A/S(b)	70,444	130,997
2,447	DSV A/S	121,246	473,663
1,214	NOVO NORDISK A/S ADR(d)	109,250	84,300
138,616	NOVO NORDISK A/S, CLASS B	8,705,174	9,607,802
2,460	NOVONESIS (NOVOZYMES), CLASS B	38,505	143,366
2,802	PANDORA A/S	27,668	429,077
245	ROCKWOOL A/S, CLASS B	37,155	101,683
218	SVITZER GROUP A/S(b)	3,320	6,946
		11,377,464	14,535,180	1.38%
Finland:
5,584	KESKO OYJ, CLASS B	30,705	114,265
3,256	KONE OYJ, CLASS B	35,674	180,158
21,225	NESTE OYJ	67,704	195,557
431,362	NOKIA OYJ	1,689,124	2,274,777
728,842	NOKIA OYJ ADR(d)	3,169,124	3,840,997
46,541	NORDEA BANK ABP	419,121	593,045
20,310	SAMPO OYJ, CLASS A(b)	33,358	194,334
15,829	STORA ENSO OYJ (REGISTERED)	75,698	150,205
11,934	UPM-KYMMENE OYJ	99,929	320,294
1,849	VALMET OYJ	14,443	50,242
		5,634,880	7,913,874	0.75%
France:
194	AIR LIQUIDE S.A.	31,267	36,919
6,167	AIRBUS S.E.	78,207	1,087,385
91,747	ALTEN S.A.	8,128,795	8,878,940

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
21,399	AXA S.A.	$257,534	913,532
15,160	BNP PARIBAS S.A.	712,479	1,262,566
22,388	CAPGEMINI S.E.	3,453,634	3,347,796
11,664	CIE DE SAINT-GOBAIN	253,079	1,159,427
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	285,073
11,447	COVIVIO S.A.	483,831	643,069
43,315	CREDIT AGRICOLE S.A.	349,096	787,405
199,031	DANONE S.A.	12,474,561	15,251,397
1,697	EDENRED	24,660	55,373
591	ESSILORLUXOTTICA S.A.	53,785	171,087
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	594,933
2,901	EURAZEO S.E.	76,265	215,191
93,193	EXOSENS SAS(b)	2,013,155	3,418,243
6,524	GETLINK S.E.	50,218	113,058
376	HERMES INTERNATIONAL S.C.A.	464,612	985,299
671	KLEPIERRE S.A.	8,398	22,440
6,263	L'OREAL S.A.	660,831	2,325,513
3,788	LVMH MOET HENNESSY LOUIS VUITTON S.E.	267,174	2,364,934
2,260	PERNOD RICARD S.A.	123,838	224,488
64,407	PLANISWARE S.A.(b)	1,890,071	1,628,763
205,655	PLUXEE N.V.	4,991,948	4,194,394
1,591	PUBLICIS GROUPE S.A.	77,950	149,913
2,858	RENAULT S.A.	56,206	145,232
75,493	SAFRAN S.A.	11,010,826	19,915,502
278	SCHNEIDER ELECTRIC S.E.	8,838	63,896
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	1,652,325
14,443	SOCIETE GENERALE S.A.	201,715	652,070
4,719	SODEXO S.A.(b)	304,678	303,098
7,150	SODEXO S.A.(b)	475,096	459,239
40,882	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	2,626,246	2,626,528
34,417	SOITEC(b)	3,042,409	1,848,752
1,413	THALES S.A.	81,763	379,377
9,659	TOTALENERGIES S.E. ADR(d)	471,827	624,841
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	464,494
6,739	VINCI S.A.	270,019	851,595
		56,250,992	80,104,087	7.58%
Germany:
1,793	ADIDAS A.G.	58,332	419,867
7,837	ALLIANZ S.E. (REGISTERED)	679,161	2,987,943
90,563	AUTO1 GROUP S.E.(b)(e)	2,271,578	1,993,169
396	BAYERISCHE MOTOREN WERKE A.G.	28,157	31,585
828	BEIERSDORF A.G.	35,556	107,188
109,328	BRENNTAG S.E.	7,393,516	7,063,627
30,094	CTS EVENTIM A.G. & CO. KGAA	2,912,964	3,006,587
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	209,239
910	DEUTSCHE BOERSE A.G.	44,452	268,209
17,828	DEUTSCHE POST A.G.	210,542	760,961
17,468	DEUTSCHE TELEKOM A.G. (REGISTERED)	246,334	646,816
55,214	FRESENIUS MEDICAL CARE A.G.	3,541,687	2,726,854
6,137	FRESENIUS S.E. & CO. KGAA(b)	142,558	261,625
2,246	HANNOVER RUECK S.E.	94,321	666,755
4,440	HEIDELBERG MATERIALS A.G.	183,098	759,702
18,923	HENSOLDT A.G.	711,767	1,263,494
20,563	INFINEON TECHNOLOGIES A.G.	112,405	679,087
1,916	KION GROUP A.G.	36,282	79,126
977	MERCEDES-BENZ GROUP A.G.	50,232	57,294
2,159	MERCK KGAA	96,589	295,598
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,948,349
50,090	RENK GROUP A.G.	2,581,837	2,402,344
662	RHEINMETALL A.G.	105,250	949,445
3,230	RWE A.G.	68,611	115,365
45,282	SAP S.E.	11,342,452	12,021,972
46,105	SCOUT24 S.E.(e)	2,909,318	4,805,669
12,193	SIEMENS A.G. (REGISTERED)	724,684	2,797,425

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
159,601	SIEMENS ENERGY A.G.(b)	$7,382,733	9,319,118
		44,473,341	58,644,413	5.55%
Greece:
420,420	PIRAEUS FINANCIAL HOLDINGS S.A.	2,453,210	2,314,848
		2,453,210	2,314,848	0.22%
Hong Kong:
176,800	AIA GROUP LTD.	567,870	1,336,468
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	186,223
141,044	CK ASSET HOLDINGS LTD.	512,054	572,867
2,000	CLP HOLDINGS LTD.	13,542	16,303
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	70,694
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	73,116
15,246,670	IMPRO PRECISION INDUSTRIES LTD.(e)	4,081,727	6,015,238
40,500	LINK REIT	84,195	190,258
16,500	MTR CORP. LTD.	38,268	54,153
80,100	NETEASE CLOUD MUSIC, INC.(b)(e)	1,404,742	1,533,744
49,500	SWIRE PACIFIC LTD., CLASS A	316,208	436,376
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	84,307
		7,211,158	10,569,747	1.00%
India:
34,089	BSE LTD.	1,632,386	2,173,985
103,469	CARE RATINGS LTD.	1,483,957	1,338,872
511,870	HCL TECHNOLOGIES LTD.	4,838,273	9,487,390
196,801	ICICI BANK LTD. ADR(d)	4,423,774	6,203,168
465,226	MUTHOOT MICROFIN LTD.(b)	1,585,476	665,949
76,843	PB FINTECH LTD.(b)	1,059,894	1,419,240
54,594	POLY MEDICURE LTD.	1,609,039	1,430,098
205,990	TRIVENI TURBINE LTD.	1,356,304	1,351,349
		17,989,103	24,070,051	2.28%
Indonesia:
12,167,200	BANK SYARIAH INDONESIA TBK PT	1,818,484	1,705,230
35,288,900	MITRA ADIPERKASA TBK PT	2,904,860	2,876,813
		4,723,344	4,582,043	0.43%
Ireland:
3,568	DCC PLC	188,707	238,206
96,653	EXPERIAN PLC	1,565,094	4,479,622
9,285,265	GLENVEAGH PROPERTIES PLC(b)(e)	16,292,269	15,120,477
62,936	ICON PLC(b)	11,499,928	11,013,171
920	KERRY GROUP PLC, CLASS A	50,283	96,449
17,539	RYANAIR HOLDINGS PLC	235,787	352,153
		29,832,068	31,300,078	2.96%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	658,890
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,304,102
21,777	MONDAY.COM LTD.(b)	4,873,101	5,295,295
		5,578,110	7,258,287	0.69%
Italy:
25,272	BANCA MEDIOLANUM S.P.A.	87,322	406,981
61,818	BUZZI S.P.A.	2,704,561	2,985,190
37,920	ENEL S.P.A.	178,324	307,597
22,555	FERRARI N.V.	3,629,586	9,620,200
2,133	IVECO GROUP N.V.	4,835	35,121
10,070	LEONARDO S.P.A.	50,331	491,477
175,364	LOTTOMATICA GROUP S.P.A.	2,276,636	3,531,633
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	839,217
18,383	SESA S.P.A.	1,265,317	1,351,672
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	313,651
63,644	UNICREDIT S.P.A.	671,591	3,572,174
		11,348,598	23,454,913	2.22%
Japan:
6,900	AISIN CORP.	37,584	75,085
30,000	AJINOMOTO CO., INC.	116,767	593,351
16,500	ASAHI GROUP HOLDINGS LTD.	83,346	210,986
13,000	ASAHI KASEI CORP.	46,220	91,006

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
37,000	ASTELLAS PHARMA, INC.	$236,149	357,536
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	150,828
13,800	BRIDGESTONE CORP.	205,726	554,226
5,100	BROTHER INDUSTRIES LTD.	37,706	92,168
32,500	CHIBA BANK (THE) LTD.	178,628	305,146
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	616,598
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	368,444
29,100	DAIICHI SANKYO CO. LTD.	150,922	682,858
2,400	DAIKIN INDUSTRIES LTD.	252,745	260,562
7,400	DAIWA HOUSE INDUSTRY CO. LTD.(c)	74,451	244,619
32,800	DENSO CORP.	185,234	406,948
3,300	DENTSU GROUP, INC.	56,753	72,653
3,300	FAST RETAILING CO. LTD.	136,395	985,473
26,100	FUJIFILM HOLDINGS CORP.	163,216	499,669
57,700	FUJIKURA LTD.	2,388,680	2,120,395
18,500	FUJITSU LTD.	70,423	367,774
214,200	GENDA, INC.(b)(c)	2,052,117	1,932,083
95,000	HITACHI LTD.	295,895	2,199,352
5,300	HOYA CORP.	112,594	597,863
41,000	IHI CORP.	2,806,481	2,847,077
15,200	INPEX CORP.	144,096	209,189
105,300	INTEGRAL CORP.(c)	1,601,861	2,071,445
18,200	ITOCHU CORP.	192,005	840,815
14,300	JAPAN TOBACCO, INC.	255,669	392,702
3,500	KAJIMA CORP.	15,004	71,464
373,111	KANSAI PAINT CO. LTD.	5,051,707	5,310,967
59,524	KDDI CORP.(c)	238,488	939,356
7,200	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	65,042
3,924	KEYENCE CORP.	180,512	1,540,199
30,000	KIKKOMAN CORP.	52,867	288,843
2,300	KONAMI GROUP CORP.(c)	50,313	271,660
13,000	KUBOTA CORP.	71,606	159,610
1,600	KYOCERA CORP.	11,033	18,031
5,000	KYOWA KIRIN CO. LTD.	54,616	72,510
119,300	LIFEDRINK CO., INC.	1,612,822	1,206,125
10,000	MARUBENI CORP.(c)	97,001	159,779
6,400	MARUWA CO. LTD.	1,861,706	1,315,464
7,700	MAZDA MOTOR CORP.	38,348	48,671
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	22,210
52,500	MITSUBISHI CORP.	230,376	923,345
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	132,663
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	86,773
525,800	MITSUBISHI HEAVY INDUSTRIES LTD.	6,170,349	8,985,400
16,900	MITSUBISHI UFJ FINANCIAL GROUP, INC.	198,148	228,238
33,200	MITSUI & CO. LTD.(c)	187,177	624,014
7,400	MITSUI CHEMICALS, INC.	87,469	165,660
4,800	MITSUI OSK LINES LTD.(c)	108,940	166,529
77,700	MONEY FORWARD, INC.(b)	2,821,923	2,091,171
22,500	MURATA MANUFACTURING CO. LTD.	101,583	349,821
22,500	NEC CORP.	151,340	477,504
12,000	NIDEC CORP.	70,097	200,931
122,400	NINTENDO CO. LTD.	6,783,954	8,348,835
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.(c)	342,697	734,075
9,300	NIPPON YUSEN K.K.(c)	39,009	306,214
3,600	NISSIN FOODS HOLDINGS CO. LTD.	43,959	73,305
3,000	NITERRA CO. LTD.	28,359	91,103
2,700	NITORI HOLDINGS CO. LTD.	87,310	267,331
16,000	NITTO DENKO CORP.	77,639	294,888
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	318,060
7,000	NTT DATA GROUP CORP.(c)	36,520	126,521
27,100	OBAYASHI CORP.(c)	184,757	360,294
19,000	OLYMPUS CORP.	120,520	249,558
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	53,681
24,000	ORIENTAL LAND CO. LTD.(c)	113,097	472,288
150,200	RAKUS CO. LTD.	1,841,212	2,023,010
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	124,681
45,300	RESONA HOLDINGS, INC.(c)	172,185	392,083

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
55,300	SANRIO CO. LTD.	$1,841,797	2,561,120
375,000	SATO HOLDINGS CORP.	5,328,396	5,275,352
13,620	SBI HOLDINGS, INC.(c)	110,355	365,285
2,400	SECOM CO. LTD.	44,072	81,713
12,700	SEKISUI CHEMICAL CO. LTD.(c)	64,585	216,413
6,000	SEKISUI HOUSE LTD.	44,394	134,187
197,392	SEVEN & I HOLDINGS CO. LTD.	2,206,091	2,868,680
21,700	SHIBAURA MECHATRONICS CORP.(c)	1,550,950	1,035,654
4,000	SHIMADZU CORP.	25,419	100,045
1,500	SHIMANO, INC.	58,204	210,541
37,500	SHIN-ETSU CHEMICAL CO. LTD.	365,373	1,068,399
12,000	SHIONOGI & CO. LTD.	67,679	180,908
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	314,582
600	SMC CORP.	57,789	213,500
36,800	SOFTBANK GROUP CORP.	412,233	1,862,172
800	SOMPO HOLDINGS, INC.	5,392	24,251
5,700	SUBARU CORP.	26,572	101,484
13,500	SUMITOMO CORP.	177,034	303,272
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	60,036
23,200	SUZUKI MOTOR CORP.	104,611	282,867
7,800	SYSMEX CORP.	51,707	148,395
2,200	TAISEI CORP.	19,822	97,368
18,000	TDK CORP.	62,321	187,902
23,200	TERUMO CORP.	117,165	435,577
276,245	TIMEE, INC.(b)(c)	2,629,940	2,783,257
18,400	TOKIO MARINE HOLDINGS, INC.	144,365	709,644
8,600	TOKYO ELECTRON LTD.	114,327	1,172,702
8,200	TOKYO GAS CO. LTD.(c)	148,002	260,679
1,000	TOYO SUISAN KAISHA LTD.	25,714	58,872
4,000	TOYOTA INDUSTRIES CORP.	101,266	341,375
35,800	TOYOTA MOTOR CORP.	630,071	631,459
5,100	TOYOTA TSUSHO CORP.	14,142	85,195
13,500	UNICHARM CORP.	30,008	107,380
1,600	USS CO. LTD.	3,505	14,889
2,600	YAKULT HONSHA CO. LTD.	22,252	49,370
13,800	YAMAHA MOTOR CO. LTD.	46,377	110,281
348,531	ZUKEN, INC.	10,890,399	10,991,077
		69,510,672	95,750,641	9.06%
Lithuania:
1,009,917	BALTIC CLASSIFIEDS GROUP PLC	2,389,958	3,923,857
		2,389,958	3,923,857	0.37%
Macau:
4,800	SANDS CHINA LTD.(b)	9,373	9,667
		9,373	9,667	0.00%
Mexico:
279,357	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(d)	2,099,714	1,458,243
80,829	GRUMA S.A.B. DE C.V., CLASS B	908,404	1,459,500
171,836	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,572,957	1,688,929
		4,581,075	4,606,672	0.44%
Netherlands:
4,308	ADYEN N.V.(b)(e)	4,926,419	6,584,788
459	AKZO NOBEL N.V.	18,664	28,298
9,103	ASM INTERNATIONAL N.V.	2,640,532	4,170,794
2,725	ASML HOLDING N.V.	1,963,038	1,803,125
8,857	ASML HOLDING N.V. (REGISTERED)	1,699,472	5,868,914
3,610	EXOR N.V.	90,616	328,487
39	FERROVIAL S.E.	588	1,746
980	HEINEKEN HOLDING N.V.	24,979	71,154
2,822	HEINEKEN N.V.	79,167	230,463
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	660,082
65,970	KONINKLIJKE KPN N.V.	190,999	279,297
438,609	KONINKLIJKE PHILIPS N.V.(b)	9,642,440	11,143,604
55,247	NEBIUS GROUP N.V.(b)	2,029,035	1,166,264
4,853	PROSUS N.V.(b)	168,094	226,397

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
209	RANDSTAD N.V.	$4,033	8,694
22,578	REDCARE PHARMACY N.V.(b)(e)	3,441,486	2,900,836
257,710	SIGNIFY N.V.(e)	5,989,975	5,556,517
150,102	UNIVERSAL MUSIC GROUP N.V.	3,598,054	4,137,065
6,193	WOLTERS KLUWER N.V.	101,075	961,933
		36,812,047	46,128,458	4.37%
Norway:
30,933	AKER BP ASA	1,041,758	732,944
12,068	DNB BANK ASA	82,736	317,415
23,955	NORSK HYDRO ASA	48,328	139,718
88,185	SCHIBSTED ASA, CLASS A	2,671,005	2,396,238
1,201,885	SPIR GROUP ASA(b)	915,232	1,019,021
2,400	YARA INTERNATIONAL ASA	55,523	72,666
		4,814,582	4,678,002	0.44%
Poland:
168,820	INPOST S.A.(b)	2,443,130	2,484,519
		2,443,130	2,484,519	0.24%
Portugal:
20,567	EDP S.A.	48,529	69,530
14,452	GALP ENERGIA SGPS S.A.	143,129	254,129
		191,658	323,659	0.03%
Russia:
25,740,000	RUSHYDRO PJSC(b)(c)(f)	218,665	-
		218,665	-	0.00%
Singapore:
5,000	CITY DEVELOPMENTS LTD.	23,356	18,595
31,020	DBS GROUP HOLDINGS LTD.	158,529	1,064,590
39,200	KEPPEL LTD.	150,880	200,502
13,480	KEPPEL REIT	5,756	8,618
5,200	OVERSEA-CHINESE BANKING CORP. LTD.	43,484	66,452
95,108	SEA LTD. ADR(b)(d)	7,120,463	12,410,643
51,700	SINGAPORE AIRLINES LTD.	194,072	260,695
4,600	UNITED OVERSEAS BANK LTD.	26,071	129,555
		7,722,611	14,159,650	1.34%
South Africa:
581,685	FAMOUS BRANDS LTD.	1,996,242	1,840,073
436,114	OUTSURANCE GROUP LTD.	1,507,076	1,660,410
5,284	THUNGELA RESOURCES LTD.	1,911	29,518
		3,505,229	3,530,001	0.33%
South Korea:
19,959	NAVER CORP.	2,466,839	2,603,881
12,327	SAMSUNG C&T CORP.	1,343,235	984,895
262,610	SAMSUNG ELECTRONICS CO. LTD.	10,252,414	10,399,811
202,913	VITZROCELL CO. LTD.	3,930,486	3,238,340
		17,992,974	17,226,927	1.63%
Spain:
1,260	ACCIONA S.A.	78,312	164,996
5,734	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	128,832	327,053
5,299	AMADEUS IT GROUP S.A.	128,321	406,079
51,052	BANCO SANTANDER S.A.	144,309	343,859
60,498	CAIXABANK S.A.	164,674	470,862
71,017	IBERDROLA S.A.	447,037	1,148,090
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	623,179
10,622	NATURGY ENERGY GROUP S.A.	164,428	295,422
145,897	PUIG BRANDS S.A., CLASS B(b)	2,836,849	2,489,566
3,164	REDEIA CORP. S.A.	28,806	63,538
20,840	REPSOL S.A.	149,937	276,912
		4,510,700	6,609,556	0.63%
Sweden:
2,065	ALLEIMA AB	1,539	17,320
398,966	APOTEA SVERIGE AB(b)	2,116,376	2,898,249
22,200	ASSA ABLOY AB, CLASS B	89,466	667,079
38,416	ATLAS COPCO AB, CLASS A	61,494	615,522
15,920	ATLAS COPCO AB, CLASS B	22,691	224,477

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
113,640	BEIJER REF AB	$1,122,681	1,594,712
55,272	BONESUPPORT HOLDING AB(b)(e)	1,459,754	1,620,554
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	46,691
9,604	EPIROC AB, CLASS A	18,146	193,987
4,000	EPIROC AB, CLASS B	7,248	70,668
8,600	ESSITY AB, CLASS B	62,137	244,432
65,814	HEMNET GROUP AB	1,933,660	2,187,660
25,557	HEXAGON AB, CLASS B	56,077	273,853
17,500	HUSQVARNA AB, CLASS B	64,201	82,945
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	304,129
43,812	INVESTOR AB, CLASS B	150,033	1,307,772
71,380	RAYSEARCH LABORATORIES AB	1,887,677	1,605,344
1,190	SANDVIK AB	6,636	25,104
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	577,741
2,634	SKANSKA AB, CLASS B	22,223	58,220
18,653	SPOTIFY TECHNOLOGY S.A.(b)	5,758,944	10,259,710
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	113,355
12,497	SVENSKA HANDELSBANKEN AB, CLASS A	60,798	141,088
12,741	SWEDBANK AB, CLASS A	176,972	289,839
324,545	TRUECALLER AB, CLASS B	1,960,826	2,204,191
15,300	VOLVO AB, CLASS B	78,992	449,966
80,510	YUBICO AB(b)(c)	2,239,889	1,459,514
		19,616,821	29,534,122	2.79%
Switzerland:
236,746	ABB LTD. (REGISTERED)	5,643,786	12,251,893
384	AVOLTA A.G.(b)	8,927	16,802
458	BALOISE HOLDING A.G. (REGISTERED)	24,668	96,151
3,796	BARRY CALLEBAUT A.G. (REGISTERED)	5,537,503	5,034,854
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	458,898
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	393,087
41,298	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,901,214	7,211,688
20,391	DSM-FIRMENICH A.G.	1,693,559	2,020,896
37,871	GARMIN LTD.	4,271,943	8,222,930
140	GIVAUDAN S.A. (REGISTERED)	76,496	601,614
71,632	HOLCIM A.G.(b)	3,538,659	7,705,691
3,711	JULIUS BAER GROUP LTD.	74,659	256,333
897	LONZA GROUP A.G. (REGISTERED)	50,452	552,081
187,268	MEDMIX A.G.(e)	2,517,746	2,201,410
37,330	NESTLE S.A. (REGISTERED)	1,197,354	3,775,089
117,855	NOVARTIS A.G. (REGISTERED)	9,067,426	13,109,903
11,183	ROCHE HOLDING A.G.	1,437,730	3,676,999
773	SANDOZ GROUP A.G. ADR(d)	16,416	32,404
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	235,876
367	SGS S.A. (REGISTERED)	14,320	36,430
3,517	SIKA A.G. (REGISTERED)	117,252	851,908
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	381,285
635	SULZER A.G. (REGISTERED)	20,376	107,943
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	676,785
37,711	U-BLOX HOLDING A.G.(b)	2,786,295	3,265,132
451,530	UBS GROUP A.G. (REGISTERED)	9,147,676	13,835,606
4,084	ZURICH INSURANCE GROUP A.G.	780,115	2,848,734
		51,269,275	89,858,422	8.50%
Taiwan:
40,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	1,248,385	1,201,978
390,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	10,167,832	10,872,345
		11,416,217	12,074,323	1.14%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
198,880	3I GROUP PLC	6,834,801	9,316,515
2,834	ADMIRAL GROUP PLC	35,119	104,725
1,927,022	ADVANCEDADVT LTD.(b)	3,544,862	3,858,307

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
382,519	ALLFUNDS GROUP PLC	$1,977,999	2,179,766
1,387,165	ALPHAWAVE IP GROUP PLC(b)	2,068,529	1,693,800
52,849	ANGLO AMERICAN PLC	409,100	1,483,595
11,700	AON PLC, CLASS A	2,287,180	4,669,353
6,588	ASHTEAD GROUP PLC	294,399	355,773
303,771	ASHTEAD TECHNOLOGY HOLDINGS PLC	2,969,675	2,088,399
212,152	ASSOCIATED BRITISH FOODS PLC	5,321,129	5,247,469
67,418	ASTRAZENECA PLC	8,915,250	9,852,787
34,200	ASTRAZENECA PLC ADR(d)	1,923,387	2,513,700
9,793	AUTO TRADER GROUP PLC(e)	96,133	94,481
302,282	BABCOCK INTERNATIONAL GROUP PLC	2,239,202	2,822,302
583,279	BAE SYSTEMS PLC	8,090,516	11,802,915
28,184	BARRATT REDROW PLC	155,011	154,979
68,205	BERKELEY GROUP HOLDINGS PLC	3,800,310	3,170,735
5,069	BUNZL PLC	39,524	194,219
8,193	BURBERRY GROUP PLC	40,501	82,856
157,395	CENTRICA PLC	300,242	304,163
10,667	CNH INDUSTRIAL N.V.	32,275	131,033
222,270	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	2,210,158	2,729,476
431,397	COMPASS GROUP PLC	7,215,779	14,242,750
43,444	CRANSWICK PLC	2,627,294	2,764,884
1,367,342	DELIVEROO PLC(b)(e)	2,169,708	2,115,590
180,688	DIAGEO PLC	5,230,405	4,713,569
31,128	DIPLOMA PLC	936,159	1,554,885
1,717,393	ELEMENTIS PLC	3,355,371	2,870,664
1,712,036	ESSENTRA PLC	2,570,135	2,198,253
30,000	FD TECHNOLOGIES PLC(b)	710,216	661,893
1,421,945	FDM GROUP HOLDINGS PLC	4,460,404	4,610,362
8,353	GAMES WORKSHOP GROUP PLC	669,177	1,514,156
15,566	GSK PLC	300,677	297,293
99,369	HSBC HOLDINGS PLC	916,847	1,126,714
2,000,000	IDOX PLC	1,564,670	1,498,430
25,000	INFORMA PLC	150,330	250,082
2,668	INTERCONTINENTAL HOTELS GROUP PLC	322,412	287,142
1,567	INTERTEK GROUP PLC	73,290	101,463
15,844,593	IQE PLC(b)	3,003,519	2,216,032
216,546	J SAINSBURY PLC	440,212	658,578
1,165,670	KINGFISHER PLC	3,401,950	3,836,403
8,894,131	LLOYDS BANKING GROUP PLC	5,914,962	8,321,099
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	894,200
274,240	LSL PROPERTY SERVICES PLC	928,983	960,016
3,267,476	M&C SAATCHI PLC	7,487,983	7,048,673
9,085	M&G PLC	16,194	23,422
460,774	MELROSE INDUSTRIES PLC	3,350,846	2,839,701
30,507	NATIONAL GRID PLC	382,627	397,453
1	NATWEST GROUP PLC	-	6
2,141	NEXT PLC	36,699	308,224
264,167	PEARSON PLC	2,993,256	4,174,098
8,289	RECKITT BENCKISER GROUP PLC	303,157	560,130
9,953	RELX PLC	68,808	498,575
158,535	RELX PLC (LONDON EXCHANGE)	1,944,642	7,963,411
1,384,129	ROLLS-ROYCE HOLDINGS PLC(b)	9,206,106	13,382,535
1,979,137	SABRE INSURANCE GROUP PLC(e)	3,290,670	3,254,389
24,928	SAGE GROUP (THE) PLC	108,477	389,411
16,135	SEGRO PLC	67,053	144,002
4,954	SEVERN TRENT PLC	76,220	162,184
32,834	SHELL PLC	1,010,545	1,195,005
7,350	SHELL PLC ADR(d)	389,109	538,608
231,238	ST. JAMES'S PLACE PLC	2,597,981	2,940,317
108,800	STANDARD CHARTERED PLC	699,097	1,612,526
847,556	TRUSTPILOT GROUP PLC(b)(e)	2,486,517	2,443,914
237,048	UNILEVER PLC	12,343,874	14,121,834
8,137	UNITED UTILITIES GROUP PLC	56,989	106,117
2,756	WHITBREAD PLC	54,937	87,640

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
24,128	WILLIS TOWERS WATSON PLC	$5,541,013	8,154,058
		155,130,397	194,892,039	18.44%
United States:
226,158	ARCH CAPITAL GROUP LTD.	8,904,804	21,751,876
274,745	COUPANG, INC.(b)	5,241,822	6,025,158
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	477,620
107,175	FRESHWORKS, INC., CLASS A(b)	1,951,691	1,512,239
170,769	LIFE360, INC. - CDI(b)(e)	1,990,069	2,141,357
11,568	LINDE PLC	3,878,701	5,386,523
312,700	LUXFER HOLDINGS PLC	4,411,130	3,708,622
94,502	SENSATA TECHNOLOGIES HOLDING PLC	4,407,746	2,293,564
25,289	STERIS PLC	4,209,559	5,731,752
		35,235,734	49,028,711	4.64%
Uruguay:
2,931	MERCADOLIBRE, INC.(b)	3,806,569	5,718,000
		3,806,569	5,718,000	0.54%
Vietnam:
373,684	FPT CORP.	984,842	1,779,081
		984,842	1,779,081	0.17%
	Sub-total Common Stocks:	731,962,043	971,880,772	91.96%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 6.26%(g)	49,612	113,408
		49,612	113,408	0.01%
South Korea:
89,794	SAMSUNG ELECTRONICS CO. LTD., 3.07%(g)	3,654,191	2,904,562
		3,654,191	2,904,562	0.28%
	Sub-total Preferred Stocks:	3,703,803	3,017,970	0.29%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Convertible Bonds:
United Kingdom:
2,053,408	IQE PLC, 14.79%, 3/13/2026(h)	2,260,042	2,255,591
		2,260,042	2,255,591	0.21%
	Sub-total Convertible Bonds:	2,260,042	2,255,591	0.21%
Participatory Notes:
United Kingdom:
263,217	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/25	5,052,903	5,279,577
		5,052,903	5,279,577	0.50%
	Sub-total Participatory Notes:	5,052,903	5,279,577	0.50%
Short-Term Investments:
13,326,062	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	13,326,062	13,326,062
72,862,592	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.23%(j)	72,862,592	72,862,592
	Sub-total Short-Term Investments:	86,188,654	86,188,654	8.16%
	Grand total	$829,167,445	1,068,622,564	101.12%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.19% of net assets as of March 31, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Zero coupon bond. Yield disclosed as of March 31, 2025.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $72,862,592
with net purchases of $19,881,700 during the three months ended March 31, 2025.

At March 31, 2025, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	24.49%
British Pound	18.82
United States Dollar	18.56
Japanese Yen	9.74
Swiss Franc	8.10
Other currencies	20.29
100.00%
At March 31, 2025, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date						Receive	Unrealized Appreciation (Depreciation)
Northern Trust	01/28/2026	CNH	25,038,143	USD	3,524,231	$11,165
Northern Trust	01/28/2026	USD	624,887	CNH	4,469,186	2,178
						$13,343
Northern Trust	01/28/2026	CNH	68,614,879	USD	9,598,728	(28,529)
Northern Trust	01/28/2026	USD	3,688,089	CNH	26,234,495	(7,164)
						$(35,693)
						$(22,350)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund ("International Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$4,998,704	$—	$—	$4,998,704
Australia	9,009,884	11,636,758	—	20,646,642
Brazil	10,908,751	—	—	10,908,751
Canada	56,219,867	16,253	—	56,236,120
China	2,140,872	25,496,653	—	27,637,525
Denmark	84,300	14,450,880	—	14,535,180
Finland	3,840,997	4,072,877	—	7,913,874
France	10,266,118	69,837,969	—	80,104,087
Germany	1,263,494	57,380,919	—	58,644,413
Hong Kong	6,015,238	4,554,509	—	10,569,747
India	7,542,040	16,528,011	—	24,070,051
Indonesia	2,876,813	1,705,230	—	4,582,043
Ireland	26,133,648	5,166,430	—	31,300,078
Israel	5,295,295	1,962,992	—	7,258,287
Italy	1,351,672	22,103,241	—	23,454,913
Japan	21,577,396	74,173,245	—	95,750,641
Mexico	4,606,672	—	—	4,606,672
Netherlands	12,591,695	33,536,763	—	46,128,458
Norway	1,019,021	3,658,981	—	4,678,002
Russia	—	—	—*	—
Singapore	12,410,643	1,749,007	—	14,159,650
South Africa	1,840,073	1,689,928	—	3,530,001
South Korea	3,238,340	13,988,587	—	17,226,927
Sweden	10,259,710	19,274,412	—	29,534,122
Switzerland	13,721,876	76,136,546	—	89,858,422

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2025 (unaudited)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$—	$—*	$—
United Kingdom	49,961,980	144,930,059	—	194,892,039
United States	46,409,734	2,618,977	—	49,028,711
Uruguay	5,718,000	—	—	5,718,000
All other countries	—	33,908,712	—	33,908,712
Convertible Bonds	—	2,255,591	—	2,255,591
Participatory Notes	—	5,279,577	—	5,279,577
Preferred Stocks	—	3,017,970	—	3,017,970
Warrants	—	—	—*	—
Short-Term Investments	86,188,654	—	—	86,188,654
Total	$417,491,487	$651,131,077	$—	$1,068,622,564

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, convertible bonds, participatory notes, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2025.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$13,343	$—	$13,343
Liabilities
Forward foreign currency exchange contracts	—	(35,693)	—	(35,693)
Net Other Financial Instruments	$—	$(22,350)	$—	$(22,350)
The forward foreign currency exchange contracts outstanding at March 31, 2025 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

(Continued)